UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-08606

Deutsche Target Date Series
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2015

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2015

Semiannual Report

to Shareholders

Deutsche Target Date Series

Deutsche LifeCompass Retirement Fund

Deutsche LifeCompass 2015 Fund

Deutsche LifeCompass 2020 Fund

Deutsche LifeCompass 2030 Fund

Deutsche LifeCompass 2040 Fund

Contents
3 Letter to Shareholders
4 Performance Summaries
19 Portfolio Management Team
19 Portfolio Summaries
21 Investment Portfolios
36 Statements of Assets and Liabilities
40 Statements of Operations
42 Statements of Changes in Net Assets
47 Financial Highlights
70 Notes to Financial Statements
97 Information About Each Fund's Expenses
103 Advisory Agreement Board Considerations and Fee Evaluation
109 Account Management Resources
112 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Target date funds are designed for investors seeking to meet their respective investment goals, such as retirement, around the target date year. The target date is the approximate date when investors plan to start withdrawing their money in the fund. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The principal value of the funds is not guaranteed at any time, including at the target date. There is no guarantee that the fund will provide adequate income at and through retirement.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

From an economic standpoint, the view seems brighter than it has been for several years. Multiple signs suggest sustainable growth, at least for the near term. Our economists at Deutsche Asset & Wealth Management expect the global economy to accelerate in 2015, led by the United States and China.

That is heartening news. Yet one cannot ignore the complexities of an increasingly interconnected global economy. Low oil prices, a stronger employment picture and consumer spending bode well for the domestic economy, at least in the short term. Yet sluggish growth abroad, falling commodity prices and the strong U.S dollar may be headwinds to global growth and American exports. And, as we have seen time and again, any number of factors can unexpectedly shift the markets and the overall outlook.

The take-away message amidst these mixed signals: Be prepared to stick to your long-term plan, with a portfolio that can help weather short-term fluctuations. When in doubt, or if your individual situation or objectives change, talk with a trusted financial professional before taking action.

For timely information about economic developments and your Deutsche fund investment, we hope you will visit us at deutschefunds.com. There you will find the views of our Chief Investment Officer and economists. It is a resource we are proud to offer to help keep you up-to-date and make informed decisions.

As always, we thank you for your continued investment and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summaries February 28, 2015 (Unaudited)

Deutsche LifeCompass Retirement Fund
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	0.66%	4.18%	6.42%	3.91%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–5.12%	–1.81%	5.16%	3.29%
S&P® Target Date Retirement Income Index†	2.04%	5.38%	6.66%	4.82%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.63%	6.08%	3.74%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–2.33%	4.83%	3.13%
S&P® Target Date Retirement Income Index†		4.86%	6.33%	4.63%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	0.36%	3.48%	5.65%	3.13%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–3.62%	0.48%	5.49%	3.13%
S&P® Target Date Retirement Income Index†	2.04%	5.38%	6.66%	4.82%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.85%	5.29%	2.97%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		–0.15%	5.13%	2.97%
S&P® Target Date Retirement Income Index†		4.86%	6.33%	4.63%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	0.28%	3.40%	5.62%	3.13%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.71%	3.40%	5.62%	3.13%
S&P® Target Date Retirement Income Index†	2.04%	5.38%	6.66%	4.82%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.85%	5.28%	2.97%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		2.85%	5.28%	2.97%
S&P® Target Date Retirement Income Index†		4.86%	6.33%	4.63%

Deutsche LifeCompass Retirement Fund
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
No Sales Charges	0.87%	4.53%	6.71%	4.17%
S&P® Target Date Retirement Income Index†	2.04%	5.38%	6.66%	4.82%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
No Sales Charges		3.89%	6.35%	4.00%
S&P® Target Date Retirement Income Index†		4.86%	6.33%	4.63%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2014 are 1.34%, 2.26%, 2.05% and 1.04% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Deutsche LifeCompass Retirement Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets an immediate retirement allocation.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S
Net Asset Value
2/28/15	$12.83	$12.84	$12.82	$12.83
8/31/14	$12.92	$12.92	$12.91	$12.91
Distribution Information as of 2/28/15
Income Dividends, Six Months	$.17	$.12	$.12	$.19

Deutsche LifeCompass 2015 Fund
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	0.88%	4.52%	7.62%	4.05%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–4.92%	–1.49%	6.35%	3.44%
S&P Target Date 2015 Index†	2.50%	6.70%	8.79%	5.73%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.64%	6.99%	3.86%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–2.32%	5.73%	3.24%
S&P Target Date 2015 Index†		5.49%	8.19%	5.48%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	0.50%	3.74%	6.82%	3.27%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–3.48%	0.74%	6.66%	3.27%
S&P Target Date 2015 Index†	2.50%	6.70%	8.79%	5.73%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.86%	6.19%	3.08%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		–0.14%	6.03%	3.08%
S&P Target Date 2015 Index†		5.49%	8.19%	5.48%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	0.50%	3.74%	6.80%	3.28%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.50%	3.74%	6.80%	3.28%
S&P Target Date 2015 Index†	2.50%	6.70%	8.79%	5.73%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.86%	6.19%	3.09%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		2.86%	6.19%	3.09%
S&P Target Date 2015 Index†		5.49%	8.19%	5.48%

Deutsche LifeCompass 2015 Fund
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
No Sales Charges	1.01%	4.79%	7.88%	4.31%
S&P Target Date 2015 Index†	2.50%	6.70%	8.79%	5.73%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
No Sales Charges		3.90%	7.27%	4.11%
S&P Target Date 2015 Index†		5.49%	8.19%	5.48%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2014 are 1.31%, 2.30%, 2.03% and 1.07% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Deutsche LifeCompass 2015 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date 2015 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2015.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S
Net Asset Value
2/28/15	$12.78	$12.77	$12.76	$12.76
8/31/14	$12.85	$12.84	$12.83	$12.83
Distribution Information as of 2/28/15
Income Dividends, Six Months	$.18	$.13	$.13	$.19

Deutsche LifeCompass 2020 Fund
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	1.31%	5.43%	8.55%	4.53%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–4.52%	–0.63%	7.27%	3.91%
S&P Target Date 2020 Index†	2.66%	7.20%	9.66%	6.03%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.98%	7.77%	4.30%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–2.00%	6.50%	3.68%
S&P Target Date 2020 Index†		5.67%	8.95%	5.75%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	0.90%	4.63%	7.77%	3.76%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–3.05%	1.63%	7.62%	3.76%
S&P Target Date 2020 Index†	2.66%	7.20%	9.66%	6.03%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.25%	7.00%	3.53%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		0.25%	6.84%	3.53%
S&P Target Date 2020 Index†		5.67%	8.95%	5.75%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	0.83%	4.64%	7.75%	3.75%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.15%	4.64%	7.75%	3.75%
S&P Target Date 2020 Index†	2.66%	7.20%	9.66%	6.03%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.25%	6.97%	3.52%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		3.25%	6.97%	3.52%
S&P Target Date 2020 Index†		5.67%	8.95%	5.75%

Deutsche LifeCompass 2020 Fund
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
No Sales Charges	1.38%	5.64%	8.81%	4.78%
S&P Target Date 2020 Index†	2.66%	7.20%	9.66%	6.03%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
No Sales Charges		4.25%	8.03%	4.55%
S&P Target Date 2020 Index†		5.67%	8.95%	5.75%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2014 are 1.27%, 2.16%, 1.99% and 1.04% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Deutsche LifeCompass 2020 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date 2020 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2020.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S
Net Asset Value
2/28/15	$15.82	$15.74	$15.74	$15.82
8/31/14	$16.10	$15.95	$15.96	$16.12
Distribution Information as of 2/28/15
Income Dividends, Six Months	$.47	$.35	$.35	$.51

Deutsche LifeCompass 2030 Fund
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	1.92%	6.62%	9.92%	5.03%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–3.94%	0.49%	8.62%	4.41%
S&P Target Date 2030 Index†	2.66%	7.68%	10.94%	6.38%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		4.58%	8.84%	4.75%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–1.44%	7.56%	4.14%
S&P Target Date 2030 Index†		5.64%	10.07%	6.08%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	1.56%	5.79%	9.08%	4.26%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–2.07%	2.96%	8.94%	4.26%
S&P Target Date 2030 Index†	2.66%	7.68%	10.94%	6.38%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.78%	8.03%	4.01%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		1.00%	7.88%	4.01%
S&P Target Date 2030 Index†		5.64%	10.07%	6.08%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	1.56%	5.89%	9.11%	4.24%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.65%	5.89%	9.11%	4.24%
S&P Target Date 2030 Index†	2.66%	7.68%	10.94%	6.38%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.87%	8.05%	3.98%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		3.87%	8.05%	3.98%
S&P Target Date 2030 Index†		5.64%	10.07%	6.08%

Deutsche LifeCompass 2030 Fund
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/15
No Sales Charges	2.02%	6.89%	10.18%	5.28%
S&P Target Date 2030 Index†	2.66%	7.68%	10.94%	6.38%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
No Sales Charges		4.95%	9.14%	5.02%
S&P Target Date 2030 Index†		5.64%	10.07%	6.08%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2014 are 1.44%, 2.27%, 2.10% and 1.18% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Deutsche LifeCompass 2030 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date 2030 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2030.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S
Net Asset Value
2/28/15	$10.87	$10.87	$10.87	$10.86
8/31/14	$12.04	$11.99	$11.99	$12.05
Distribution Information as of 2/28/15
Income Dividends, Six Months	$.28	$.19	$.19	$.31
Capital Gain Distributions	$1.09	$1.09	$1.09	$1.09

Deutsche LifeCompass 2040 Fund
Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	2.26%	7.24%	10.55%	3.70%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–3.62%	1.08%	9.25%	2.86%
S&P Target Date 2040 Index†	2.78%	8.19%	11.79%	4.96%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		4.62%	9.36%	3.31%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–1.40%	8.08%	2.46%
S&P Target Date 2040 Index†		5.69%	10.81%	4.57%
Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	1.91%	6.54%	9.74%	2.94%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.05%	6.54%	9.74%	2.94%
S&P Target Date 2040 Index†	2.78%	8.19%	11.79%	4.96%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.71%	8.53%	2.53%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		3.71%	8.53%	2.53%
S&P Target Date 2040 Index†		5.69%	10.81%	4.57%
Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/15
No Sales Charges	2.43%	7.53%	10.83%	3.98%
S&P Target Date 2040 Index†	2.78%	8.19%	11.79%	4.96%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
No Sales Charges		4.77%	9.64%	3.57%
S&P Target Date 2040 Index†		5.69%	10.81%	4.57%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2014 are 1.73%, 2.49% and 1.47% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Deutsche LifeCompass 2040 Fund

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 15, 2007. The performance shown for each index is for the time period of November 30, 2007 through February 28, 2015 (through December 31, 2014 for the most recent calendar quarter end returns) which is based on the performance period of the life of the Fund.

† The S&P Target Date 2040 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2040.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
2/28/15	$8.12	$8.12	$8.13
8/31/14	$9.47	$9.43	$9.49
Distribution Information as of 2/28/15
Income Dividends, Six Months	$.19	$.12	$.21
Capital Gain Distributions	$1.33	$1.33	$1.33

Portfolio Management Team

Pankaj Bhatnagar, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

— Portfolio Manager for the Quantitative Group: New York.

— Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Darwei Kung, Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

— Portfolio Manager: New York.

— BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Portfolio Summaries (Unaudited)

Investment Portfolios as of February 28, 2015 (Unaudited)

Deutsche LifeCompass Retirement Fund
	Shares	Value ($)

Equity — Equity Funds 42.3%
Deutsche Capital Growth Fund "Institutional" (a)	4,706	360,772
Deutsche Core Equity Fund "Institutional" (a)	233,821	5,906,324
Deutsche EAFE Equity Index Fund "Institutional" (a)	96,681	1,382,538
Deutsche Emerging Markets Equity Fund "Institutional" (a)	62,481	1,015,309
Deutsche Equity 500 Index Fund "Institutional" (a)	23,688	5,458,452
Deutsche Global Equity Fund "Institutional"* (a)	85,236	727,065
Deutsche Global Growth Fund "Institutional" (a)	8,709	260,846
Deutsche Global Infrastructure Fund "Institutional" (a)	188,183	2,803,922
Deutsche Global Small Cap Fund "Institutional" (a)	23,465	995,169
Deutsche Latin America Equity Fund "S" (a)	1,514	33,868
Deutsche Real Estate Securities Fund "Institutional" (a)	112,213	2,725,664
Deutsche Real Estate Securities Income Fund "Institutional" (a)	7,922	82,707
Deutsche Small Cap Core Fund "S" (a)	55,106	1,464,168
Deutsche Small Cap Growth Fund "S" (a)	6,232	199,047
Deutsche Small Cap Value Fund "Institutional" (a)	2,582	68,713
Deutsche World Dividend Fund "Institutional" (a)	17,267	521,794
Total Equity — Equity Funds (Cost $18,602,471)		24,006,358
Equity — Exchange-Traded Funds 5.2%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	3,800	109,478
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	1,300	52,572
iShares MSCI Pacific ex Japan Fund	13,600	630,496
SPDR Barclays Convertible Securities Fund	41,738	1,998,416
SPDR S&P Emerging Asia Pacific Fund	1,700	149,787
Total Equity — Exchange-Traded Funds (Cost $2,746,447)		2,940,749
Fixed Income — Bond Funds 46.1%
Deutsche Core Plus Income Fund "Institutional" (a)	424,623	4,619,900
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	201,536	2,783,205
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	167,374	1,650,307
Deutsche Enhanced Global Bond Fund "S" (a)	166,432	1,539,497
Deutsche Floating Rate Fund "Institutional" (a)	82,550	756,985
Deutsche Global Inflation Fund "Institutional" (a)	701,313	7,104,305
Deutsche High Income Fund "Institutional" (a)	235,955	1,144,384
Deutsche Short Duration Fund "S" (a)	349,427	3,141,351
Deutsche U.S. Bond Index Fund "Institutional" (a)	341,248	3,439,775
Total Fixed Income — Bond Funds (Cost $27,079,069)		26,179,709
Market Neutral Fund 1.2%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $744,425)	79,923	682,545
Fixed Income — Money Market Fund 5.3%
Central Cash Management Fund, 0.06% (a) (c) (Cost $3,015,349)	3,015,349	3,015,349

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $52,187,761)†	100.1	56,824,710
Other Assets and Liabilities, Net	(0.1)	(39,134)
Net Assets	100.0	56,785,576

* Non-income producing security.

† The cost for federal income tax purposes was $52,405,771. At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $4,418,939. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,831,748 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,412,809.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.

(c) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

During the year ended February 28, 2015, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $7,902,116 and $12,732,537, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $8,328 and $487,736, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$24,006,358	$—	$—	$24,006,358
Exchange-Traded Funds	2,940,749	—	—	2,940,749
Bond Funds	26,179,709	—	—	26,179,709
Market Neutral Fund	682,545	—	—	682,545
Money Market Fund	3,015,349	—	—	3,015,349
Total	$56,824,710	$—	$—	$56,824,710

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

Deutsche LifeCompass 2015 Fund
	Shares	Value ($)

Equity — Equity Funds 48.8%
Deutsche Capital Growth Fund "Institutional" (a)	7,341	562,854
Deutsche Core Equity Fund "Institutional" (a)	364,832	9,215,654
Deutsche EAFE Equity Index Fund "Institutional" (a)	161,991	2,316,471
Deutsche Emerging Markets Equity Fund "Institutional" (a)	94,975	1,543,347
Deutsche Equity 500 Index Fund "Institutional" (a)	36,961	8,516,896
Deutsche Global Equity Fund "Institutional"* (a)	142,817	1,218,226
Deutsche Global Growth Fund "Institutional" (a)	14,596	437,157
Deutsche Global Infrastructure Fund "Institutional" (a)	257,087	3,830,603
Deutsche Global Small Cap Fund "Institutional" (a)	39,320	1,667,569
Deutsche Latin America Equity Fund "S" (a)	2,305	51,564
Deutsche Real Estate Securities Fund "Institutional" (a)	151,474	3,679,302
Deutsche Real Estate Securities Income Fund "Institutional" (a)	10,687	111,568
Deutsche Small Cap Core Fund "S" (a)	75,849	2,015,307
Deutsche Small Cap Growth Fund "S" (a)	8,580	274,041
Deutsche Small Cap Value Fund "Institutional" (a)	3,557	94,650
Deutsche World Dividend Fund "Institutional" (a)	28,930	874,255
Total Equity — Equity Funds (Cost $27,077,952)		36,409,464

Equity — Exchange-Traded Funds 5.4%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	6,400	184,384
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	2,300	93,012
iShares MSCI Pacific ex Japan Fund	25,600	1,186,816
SPDR Barclays Convertible Securities Fund	48,381	2,316,483
SPDR S&P Emerging Asia Pacific Fund	2,600	229,086
Total Equity — Exchange-Traded Funds (Cost $3,711,011)		4,009,781

Fixed Income — Bond Funds 43.8%
Deutsche Core Plus Income Fund "Institutional" (a)	492,378	5,357,075
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	268,759	3,711,559
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	234,853	2,315,649
Deutsche Enhanced Global Bond Fund "S" (a)	196,311	1,815,880
Deutsche Floating Rate Fund "Institutional" (a)	114,518	1,050,127
Deutsche Global Inflation Fund "Institutional" (a)	906,917	9,187,068
Deutsche High Income Fund "Institutional" (a)	327,347	1,587,631
Deutsche Short Duration Fund "S" (a)	405,190	3,642,660
Deutsche U.S. Bond Index Fund "Institutional" (a)	395,670	3,988,358
Total Fixed Income — Bond Funds (Cost $33,812,984)		32,656,007

Market Neutral Fund 1.5%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $1,220,725)	130,722	1,116,365
Fixed Income — Money Market Fund 1.9%
Central Cash Management Fund, 0.06% (a) (c) (Cost $1,384,744)	1,384,744	1,384,744

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $67,207,416)†	101.4	75,576,361
Other Assets and Liabilities, Net	(1.4)	(1,011,724)
Net Assets	100.0	74,564,637

* Non-income producing security.

† The cost for federal income tax purposes was $67,852,826. At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $7,723,535. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,998,017 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,274,482.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.

(c) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

During the year ended February 28, 2015, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $9,918,043 and $16,708,343, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $16,656 and $561,762, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$36,409,464	$—	$—	$36,409,464
Exchange-Traded Funds	4,009,781	—	—	4,009,781
Bond Funds	32,656,007	—	—	32,656,007
Market Neutral Fund	1,116,365	—	—	1,116,365
Money Market Fund	1,384,744	—	—	1,384,744
Total	$75,576,361	$—	$—	$75,576,361

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

Deutsche LifeCompass 2020 Fund
	Shares	Value ($)

Equity — Equity Funds 59.0%
Deutsche Capital Growth Fund "Institutional" (a)	19,529	1,497,280
Deutsche Core Equity Fund "Institutional" (a)	970,489	24,514,564
Deutsche EAFE Equity Index Fund "Institutional" (a)	413,123	5,907,652
Deutsche Emerging Markets Equity Fund "Institutional" (a)	260,843	4,238,703
Deutsche Equity 500 Index Fund "Institutional" (a)	98,320	22,655,817
Deutsche Global Equity Fund "Institutional"* (a)	364,221	3,106,808
Deutsche Global Growth Fund "Institutional" (a)	37,225	1,114,896
Deutsche Global Infrastructure Fund "Institutional" (a)	481,448	7,173,571
Deutsche Global Small Cap Fund "Institutional" (a)	100,277	4,252,766
Deutsche Latin America Equity Fund "S" (a)	6,327	141,531
Deutsche Real Estate Securities Fund "Institutional" (a)	284,293	6,905,476
Deutsche Real Estate Securities Income Fund "Institutional" (a)	20,059	209,417
Deutsche Small Cap Core Fund "S" (a)	189,688	5,040,020
Deutsche Small Cap Growth Fund "S" (a)	21,454	685,225
Deutsche Small Cap Value Fund "Institutional" (a)	8,895	236,706
Deutsche World Dividend Fund "Institutional" (a)	73,775	2,229,491
Total Equity — Equity Funds (Cost $69,784,173)		89,909,923

Equity — Exchange-Traded Funds 5.0%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	16,300	469,603
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	5,700	230,508
iShares MSCI Pacific ex Japan Fund	63,800	2,957,768
SPDR Barclays Convertible Securities Fund	71,070	3,402,832
SPDR S&P Emerging Asia Pacific Fund	7,000	616,770
Total Equity — Exchange-Traded Funds (Cost $7,180,532)		7,677,481

Fixed Income — Bond Funds 34.1%
Deutsche Core Plus Income Fund "Institutional" (a)	723,466	7,871,315
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	453,616	6,264,431
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	559,546	5,517,126
Deutsche Enhanced Global Bond Fund "S" (a)	365,798	3,383,630
Deutsche Floating Rate Fund "Institutional" (a)	236,201	2,165,962
Deutsche Global Inflation Fund "Institutional" (a)	1,220,024	12,358,845
Deutsche High Income Fund "Institutional" (a)	675,166	3,274,554
Deutsche Short Duration Fund "S" (a)	595,353	5,352,224
Deutsche U.S. Bond Index Fund "Institutional" (a)	581,373	5,860,236
Total Fixed Income — Bond Funds (Cost $54,188,400)		52,048,323

Market Neutral Fund 1.3%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $2,134,491)	230,656	1,969,805
Fixed Income — Money Market Fund 2.1%
Central Cash Management Fund, 0.06% (a) (c) (Cost $3,159,500)	3,159,500	3,159,500

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $136,447,096)†	101.5	154,765,032
Other Assets and Liabilities, Net	(1.5)	(2,263,619)
Net Assets	100.0	152,501,413

* Non-income producing security.

† The cost for federal income tax purposes was $137,420,580. At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $17,344,452. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,504,396 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,159,944.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.

(c) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

During the year ended February 28, 2015, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $16,718,230 and $31,849,051, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $33,312 and $1,073,294, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$89,909,923	$—	$—	$89,909,923
Exchange-Traded Funds	7,677,481	—	—	7,677,481
Bond Funds	52,048,323	—	—	52,048,323
Market Neutral Fund	1,969,805	—	—	1,969,805
Money Market Fund	3,159,500	—	—	3,159,500
Total	$154,765,032	$—	$—	$154,765,032

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

Deutsche LifeCompass 2030 Fund
	Shares	Value ($)

Equity — Equity Funds 68.1%
Deutsche Capital Growth Fund "Institutional" (a)	7,234	554,600
Deutsche Core Equity Fund "Institutional" (a)	359,569	9,082,707
Deutsche EAFE Equity Index Fund "Institutional" (a)	144,546	2,067,001
Deutsche Emerging Markets Equity Fund "Institutional" (a)	87,582	1,423,213
Deutsche Equity 500 Index Fund "Institutional" (a)	36,428	8,394,193
Deutsche Global Equity Fund "Institutional"* (a)	127,440	1,087,065
Deutsche Global Growth Fund "Institutional" (a)	13,029	390,219
Deutsche Global Infrastructure Fund "Institutional" (a)	128,869	1,920,142
Deutsche Global Small Cap Fund "Institutional" (a)	35,100	1,488,599
Deutsche Latin America Equity Fund "S" (a)	2,110	47,201
Deutsche Real Estate Securities Fund "Institutional" (a)	77,056	1,871,697
Deutsche Real Estate Securities Income Fund "Institutional" (a)	5,434	56,726
Deutsche Small Cap Core Fund "S" (a)	71,265	1,893,513
Deutsche Small Cap Growth Fund "S" (a)	8,063	257,525
Deutsche Small Cap Value Fund "Institutional" (a)	3,338	88,835
Deutsche World Dividend Fund "Institutional" (a)	25,806	779,861
Total Equity — Equity Funds (Cost $23,187,312)		31,403,097

Equity — Exchange-Traded Funds 4.9%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	5,700	164,217
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	2,000	80,880
iShares MSCI Pacific ex Japan Fund	24,600	1,140,456
SPDR Barclays Convertible Securities Fund	14,460	692,345
SPDR S&P Emerging Asia Pacific Fund	2,300	202,653
Total Equity — Exchange-Traded Funds (Cost $2,224,426)		2,280,551

Fixed Income — Bond Funds 24.1%
Deutsche Core Plus Income Fund "Institutional" (a)	147,299	1,602,611
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	104,906	1,448,752
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	186,089	1,834,834
Deutsche Enhanced Global Bond Fund "S" (a)	70,796	654,866
Deutsche Floating Rate Fund "Institutional" (a)	65,447	600,153
Deutsche Global Inflation Fund "Institutional" (a)	177,399	1,797,055
Deutsche High Income Fund "Institutional" (a)	187,130	907,581
Deutsche Short Duration Fund "S" (a)	121,196	1,089,553
Deutsche U.S. Bond Index Fund "Institutional" (a)	118,471	1,194,191
Total Fixed Income — Bond Funds (Cost $11,647,546)		11,129,596

Market Neutral Fund 1.4%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $661,732)	72,887	622,458
Fixed Income — Money Market Fund 4.2%
Central Cash Management Fund, 0.06% (a) (c) (Cost $1,914,788)	1,914,788	1,914,788

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $39,635,804)†	102.7	47,350,490
Other Assets and Liabilities, Net	(2.7)	(1,259,065)
Net Assets	100.0	46,091,425

* Non-income producing security.

† The cost for federal income tax purposes was $39,962,166. At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $7,388,324. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,547,718 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,159,394.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.

(c) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

During the year ended February 28, 2015, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $6,212,811 and $20,499,492, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $0 and $426,134, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$31,403,097	$—	$—	$31,403,097
Exchange-Traded Funds	2,280,551	—	—	2,280,551
Bond Funds	11,129,596	—	—	11,129,596
Market Neutral Fund	622,458	—	—	622,458
Money Market Fund	1,914,788	—	—	1,914,788
Total	$47,350,490	$—	$—	$47,350,490

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

Deutsche LifeCompass 2040 Fund
	Shares	Value ($)

Equity — Equity Funds 72.4%
Deutsche Capital Growth Fund "Institutional" (a)	2,560	196,303
Deutsche Core Equity Fund "Institutional" (a)	127,317	3,216,033
Deutsche EAFE Equity Index Fund "Institutional" (a)	53,607	766,586
Deutsche Emerging Markets Equity Fund "Institutional" (a)	34,642	562,938
Deutsche Equity 500 Index Fund "Institutional" (a)	12,897	2,971,850
Deutsche Global Equity Fund "Institutional"* (a)	47,269	403,208
Deutsche Global Growth Fund "Institutional" (a)	4,836	144,844
Deutsche Global Infrastructure Fund "Institutional" (a)	41,451	617,625
Deutsche Global Small Cap Fund "Institutional" (a)	13,027	552,478
Deutsche Latin America Equity Fund "S" (a)	823	18,406
Deutsche Real Estate Securities Fund "Institutional" (a)	24,420	593,161
Deutsche Real Estate Securities Income Fund "Institutional" (a)	1,715	17,910
Deutsche Small Cap Core Fund "S" (a)	27,944	742,471
Deutsche Small Cap Growth Fund "S" (a)	3,161	100,955
Deutsche Small Cap Value Fund "Institutional" (a)	1,304	34,703
Deutsche World Dividend Fund "Institutional" (a)	9,565	289,050
Total Equity — Equity Funds (Cost $7,302,672)		11,228,521

Equity — Exchange-Traded Funds 5.4%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	2,100	60,501
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	950	38,418
iShares MSCI Pacific ex Japan Fund	11,700	542,412
SPDR Barclays Convertible Securities Fund	2,234	106,964
SPDR S&P Emerging Asia Pacific Fund	900	79,299
Total Equity — Exchange-Traded Funds (Cost $851,004)		827,594

Fixed Income — Bond Funds 17.6%
Deutsche Core Plus Income Fund "Institutional" (a)	22,583	245,703
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	36,489	503,908
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	63,970	630,742
Deutsche Enhanced Global Bond Fund "S" (a)	15,968	147,707
Deutsche Floating Rate Fund "Institutional" (a)	24,386	223,622
Deutsche Global Inflation Fund "Institutional" (a)	28,632	290,043
Deutsche High Income Fund "Institutional" (a)	69,773	338,397
Deutsche Short Duration Fund "S" (a)	18,569	166,931
Deutsche U.S. Bond Index Fund "Institutional" (a)	18,173	183,181
Total Fixed Income — Bond Funds (Cost $2,869,447)		2,730,234

Market Neutral Fund 1.4%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $217,891)	24,961	213,170
Fixed Income — Money Market Fund 10.1%
Central Cash Management Fund, 0.06% (a) (c) (Cost $1,570,370)	1,570,370	1,570,370

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $12,811,384)†	106.9	16,569,889
Other Assets and Liabilities, Net	(6.9)	(1,065,792)
Net Assets	100.0	15,504,097

* Non-income producing security.

† The cost for federal income tax purposes was $13,052,243. At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $3,517,646. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,006,410 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $488,764.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.

(c) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

During the six months ended February 28, 2015, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $2,313,435 and $14,090,674, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $4,919 and $248,929, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$11,228,521	$—	$—	$11,228,521
Exchange-Traded Funds	827,594	—	—	827,594
Bond Funds	2,730,234	—	—	2,730,234
Market Neutral Fund	213,170	—	—	213,170
Money Market Fund	1,570,370	—	—	1,570,370
Total	$16,569,889	$—	$—	$16,569,889

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
as of February 28, 2015 (Unaudited)
Assets	Deutsche LifeCompass Retirement Fund	Deutsche LifeCompass 2015 Fund	Deutsche LifeCompass 2020 Fund
Investments in affiliated Underlying Funds, at value (cost $49,593,879, $63,757,447 and $129,925,564)	$54,046,011	$71,843,976	$147,787,662
Investments in non-affiliated Underlying Funds, at value (cost $2,593,882, $3,449,969 and $6,521,532)	2,778,699	3,732,385	6,977,370
Total investments in securities, at value (cost $52,187,761, $67,207,416 and $136,447,096)	56,824,710	75,576,361	154,765,032
Receivable for Fund shares sold	20,321	30,834	17,701
Dividends receivable	1,550	1,787	2,626
Interest receivable	156	81	181
Other assets	29,993	30,083	35,675
Total assets	56,876,730	75,639,146	154,821,215
Liabilities
Payable for Fund shares redeemed	17,238	954,612	2,130,850
Accrued Trustees' fees	1,527	692	2,429
Other accrued expenses and payables	72,389	119,205	186,523
Total liabilities	91,154	1,074,509	2,319,802
Net assets, at value	$56,785,576	$74,564,637	$152,501,413
Net Assets Consist of
Undistributed net investment income	609,657	416,222	—
Distributions in excess of net investment income	—	—	(511,212)
Net unrealized appreciation (depreciation) on investments	4,636,949	8,368,945	18,317,936
Accumulated net realized gain (loss)	(9,713,706)	(32,851,930)	(11,704,378)
Paid-in capital	61,252,676	98,631,400	146,399,067
Net assets, at value	$56,785,576	$74,564,637	$152,501,413

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2015 (Unaudited) (continued)
Net Asset Value	Deutsche LifeCompass Retirement Fund	Deutsche LifeCompass 2015 Fund	Deutsche LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$14,213,732	$35,797,377	$63,423,599
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,107,680	2,800,783	4,010,258
Net Asset Value and redemption price per share	$12.83	$12.78	$15.82
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$13.61	$13.56	$16.79
Class B Net assets applicable to shares outstanding	$71,989	$174,795	$386,366
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	5,608	13,688	24,549
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$12.84	$12.77	$15.74
Class C Net assets applicable to shares outstanding	$3,660,801	$8,926,075	$11,877,623
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	285,444	699,297	754,554
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$12.82	$12.76	$15.74
Class S Net assets applicable to shares outstanding	$38,839,054	$29,666,390	$76,813,825
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,027,439	2,324,093	4,855,551
Net Asset Value, offering and redemption price per share	$12.83	$12.76	$15.82

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2015 (Unaudited) (continued)
Assets	Deutsche LifeCompass 2030 Fund	Deutsche LifeCompass 2040 Fund
Investments in affiliated Underlying Funds, at value (cost $37,642,076 and $12,053,262)	$45,315,036	$15,841,214
Investments in non-affiliated Underlying Funds, at value (cost $1,993,728 and $758,122)	2,035,454	728,675
Total investments in securities, at value (cost $39,635,804 and $12,811,384)	47,350,490	16,569,889
Cash	—	10,000
Receivable for investments sold	—	46,213
Receivable for Fund shares sold	9,023	5,241
Dividends receivable	572	100
Interest receivable	105	41
Other assets	25,008	19,899
Total assets	47,385,198	16,651,383
Liabilities
Payable for Fund shares redeemed	1,200,947	1,093,583
Accrued Trustees' fees	1,089	920
Other accrued expenses and payables	91,737	52,783
Total liabilities	1,293,773	1,147,286
Net assets, at value	$46,091,425	$15,504,097
Net Assets Consist of
Distributions in excess of net investment income	(673,314)	(317,904)
Net unrealized appreciation (depreciation) on investments	7,714,686	3,758,505
Accumulated net realized gain (loss)	1,972,376	1,774,391
Paid-in capital	37,077,677	10,289,105
Net assets, at value	$46,091,425	$15,504,097

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2015 (Unaudited) (continued)
Net Asset Value	Deutsche LifeCompass 2030 Fund	Deutsche LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$30,889,604	$11,298,514
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,842,415	1,391,699
Net Asset Value and redemption price per share	$10.87	$8.12
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$11.53	$8.62
Class B Net assets applicable to shares outstanding	$155,268	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	14,282	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$10.87	—
Class C Net assets applicable to shares outstanding	$5,828,018	$445,054
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	536,222	54,841
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$10.87	$8.12
Class S Net assets applicable to shares outstanding	$9,218,535	$3,760,529
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	849,109	462,803
Net Asset Value, offering and redemption price per share	$10.86	$8.13

The accompanying notes are an integral part of the financial statements.

Statements of Operations
for the six months ended February 28, 2015 (Unaudited)
Investment Income	Deutsche LifeCompass Retirement Fund	Deutsche LifeCompass 2015 Fund	Deutsche LifeCompass 2020 Fund
Income distributions from affiliated Underlying Funds	$683,246	$924,052	$1,838,644
Dividends	87,872	112,629	198,991
Total income	771,118	1,036,681	2,037,635
Expenses: Administration fee	28,767	39,085	80,264
Services to shareholders	44,373	75,782	172,419
Distribution and service fees	35,431	90,416	141,639
Custodian fee	5,666	5,996	5,965
Professional fees	30,005	30,561	29,680
Reports to shareholders	10,459	13,656	17,443
Registration fees	22,705	22,959	21,139
Trustees' fees and expenses	2,133	2,511	4,403
Other	3,183	3,364	4,025
Total expenses before expense reductions	182,722	284,330	476,977
Expense reductions	(74,779)	(95,423)	(133,615)
Total expenses after expense reductions	107,943	188,907	343,362
Net investment income	663,175	847,774	1,694,273
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	317,347	647,904	1,590,847
Sale of non-affiliated Underlying Funds	21,846	26,681	140,616
Capital gain distributions from affiliated Underlying Funds	1,144,553	1,677,045	4,047,134
Capital gain distributions from non-affiliated Underlying Funds	57,858	66,190	97,214
	1,541,604	2,417,820	5,875,811
Change in net unrealized appreciation (depreciation) on investments	(1,860,346)	(2,768,027)	(5,954,652)
Net gain (loss)	(318,742)	(350,207)	(78,841)
Net increase (decrease) in net assets resulting from operations	$344,433	$497,567	$1,615,432

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 28, 2015 (Unaudited) (continued)
Investment Income	Deutsche LifeCompass 2030 Fund	Deutsche LifeCompass 2040 Fund
Income distributions from affiliated Underlying Funds	$602,591	$253,805
Dividends	57,918	20,431
Total income	660,509	274,236
Expenses: Administration fee	27,077	11,061
Services to shareholders	66,786	29,266
Distribution and service fees	67,055	16,121
Custodian fee	4,680	4,452
Professional fees	29,658	29,417
Reports to shareholders	9,316	6,897
Registration fees	22,330	18,052
Trustees' fees and expenses	2,113	1,575
Other	2,798	2,395
Total expenses before expense reductions	231,813	119,236
Expense reductions	(96,797)	(75,435)
Total expenses after expense reductions	135,016	43,801
Net investment income	525,493	230,435
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	1,482,656	1,955,236
Sale of non-affiliated Underlying Funds	56,419	15,497
Capital gain distributions from affiliated Underlying Funds	1,640,726	750,923
Capital gain distributions from non-affiliated Underlying Funds	23,227	4,441
	3,203,028	2,726,097
Change in net unrealized appreciation (depreciation) on investments	(3,066,715)	(2,751,931)
Net gain (loss)	136,313	(25,834)
Net increase (decrease) in net assets resulting from operations	$661,806	$204,601

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
Deutsche LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations: Net investment income	$663,175	$1,258,198
Operations: Net investment income	$663,175	$1,258,198
Net realized gain (loss)	1,541,604	1,427,801
Change in net unrealized appreciation (depreciation)	(1,860,346)	4,471,310
Net increase (decrease) in net assets resulting from operations	344,433	7,157,309
Distributions to shareholders from: Net investment income: Class A	(187,850)	(339,703)
Class B	(851)	(2,329)
Class C	(36,592)	(51,308)
Class S	(604,659)	(1,004,508)
Total distributions	(829,952)	(1,397,848)
Fund share transactions: Proceeds from shares sold	2,156,705	5,300,124
Reinvestment of distributions	770,360	1,300,846
Payments for shares redeemed	(6,775,127)	(23,607,193)
Net increase (decrease) in net assets from Fund share transactions	(3,848,062)	(17,006,223)
Increase (decrease) in net assets	(4,333,581)	(11,246,762)
Net assets at beginning of period	61,119,157	72,365,919
Net assets at end of period (including undistributed net investment income of $609,657 and $776,434, respectively)	$56,785,576	$61,119,157

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) Deutsche LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations: Net investment income	$847,774	$1,573,465
Operations: Net investment income	$847,774	$1,573,465
Net realized gain (loss)	2,417,820	5,156,931
Change in net unrealized appreciation (depreciation)	(2,768,027)	3,965,036
Net increase (decrease) in net assets resulting from operations	497,567	10,695,432
Distributions to shareholders from: Net investment income: Class A	(525,863)	(946,286)
Class B	(2,756)	(8,004)
Class C	(92,393)	(139,503)
Class S	(517,974)	(876,057)
Total distributions	(1,138,986)	(1,969,850)
Fund share transactions: Proceeds from shares sold	2,339,927	7,236,544
Reinvestment of distributions	1,113,787	1,921,691
Payments for shares redeemed	(12,046,844)	(26,578,286)
Net increase (decrease) in net assets from Fund share transactions	(8,593,130)	(17,420,051)
Increase (decrease) in net assets	(9,234,549)	(8,694,469)
Net assets at beginning of period	83,799,186	92,493,655
Net assets at end of period (including undistributed net investment income of $416,222 and $707,434, respectively)	$74,564,637	$83,799,186

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) Deutsche LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations: Net investment income	$1,694,273	$2,763,421
Operations: Net investment income	$1,694,273	$2,763,421
Net realized gain (loss)	5,875,811	10,570,073
Change in net unrealized appreciation (depreciation)	(5,954,652)	10,684,422
Net increase (decrease) in net assets resulting from operations	1,615,432	24,017,916
Distributions to shareholders from: Net investment income: Class A	(1,935,088)	(1,576,885)
Class B	(12,732)	(18,342)
Class C	(259,774)	(195,670)
Class S	(2,790,992)	(2,206,725)
Total distributions	(4,998,586)	(3,997,622)
Fund share transactions: Proceeds from shares sold	5,368,998	18,103,584
Reinvestment of distributions	4,901,028	3,903,214
Payments for shares redeemed	(25,272,707)	(44,279,635)
Net increase (decrease) in net assets from Fund share transactions	(15,002,681)	(22,272,837)
Increase (decrease) in net assets	(18,385,835)	(2,252,543)
Net assets at beginning of period	170,887,248	173,139,791
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment of $511,212 and $2,793,101, respectively)	$152,501,413	$170,887,248

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) Deutsche LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations: Net investment income	$525,493	$766,412
Operations: Net investment income	$525,493	$766,412
Net realized gain (loss)	3,203,028	5,007,395
Change in net unrealized appreciation (depreciation)	(3,066,715)	4,019,423
Net increase (decrease) in net assets resulting from operations	661,806	9,793,230
Distributions to shareholders from: Net investment income: Class A	(723,026)	(936,205)
Class B	(2,764)	(6,746)
Class C	(90,667)	(97,384)
Class S	(557,926)	(557,333)
Net realized gains: Class A	(2,829,036)	(383,216)
Class B	(16,083)	(3,904)
Class C	(527,567)	(56,413)
Class S	(1,967,159)	(207,781)
Total distributions	(6,714,228)	(2,248,982)
Fund share transactions: Proceeds from shares sold	4,913,858	10,951,539
Reinvestment of distributions	6,681,086	2,234,315
Payments for shares redeemed	(17,777,191)	(25,444,117)
Net increase (decrease) in net assets from Fund share transactions	(6,182,247)	(12,258,263)
Increase (decrease) in net assets	(12,234,669)	(4,714,015)
Net assets at beginning of period	58,326,094	63,040,109
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $673,314 and $175,576, respectively)	$46,091,425	$58,326,094

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) Deutsche LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations: Net investment income	$230,435	$317,023
Operations: Net investment income	$230,435	$317,023
Net realized gain (loss)	2,726,097	3,327,310
Change in net unrealized appreciation (depreciation)	(2,751,931)	1,276,527
Net increase (decrease) in net assets resulting from operations	204,601	4,920,860
Distributions to shareholders from: Net investment income: Class A	(240,769)	(424,135)
Class C	(5,495)	(6,606)
Class S	(302,075)	(355,254)
Net realized gains: Class A	(1,683,843)	(1,779,542)
Class C	(61,713)	(39,685)
Class S	(1,874,608)	(1,352,960)
Total distributions	(4,168,503)	(3,958,182)
Fund share transactions: Proceeds from shares sold	2,287,108	9,125,464
Reinvestment of distributions	4,168,037	3,956,379
Payments for shares redeemed	(12,168,072)	(19,556,591)
Net increase (decrease) in net assets from Fund share transactions	(5,712,927)	(6,474,748)
Increase (decrease) in net assets	(9,676,829)	(5,512,070)
Net assets at beginning of period	25,180,926	30,692,996
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $317,904 and $0, respectively)	$15,504,097	$25,180,926

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Deutsche LifeCompass Retirement Fund — Class A
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.92		$11.84	$11.58	$11.06	$10.47	$10.08
Income (loss) from investment operations: Net investment incomea	.14		.23	.25	.22	.24	.25
Net realized and unrealized gain (loss)	(.06)		1.10	.25	.52	.58	.42
Total from investment operations	.08		1.33	.50	.74	.82	.67
Less distributions from: Net investment income	(.17)		(.25)	(.24)	(.22)	(.23)	(.28)
Net asset value, end of period	$12.83		$12.92	$11.84	$11.58	$11.06	$10.47
Total Return (%)b,c,d	.66	**	11.36	4.33	6.79	7.81	6.67
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14		14	23	29	27	31
Ratio of expenses before expense reductions (%)e	.80	*	.77	.74	.74	.71	.74
Ratio of expenses after expense reductions (%)e	.50	*	.46	.47	.62	.62	.61
Ratio of net investment income (%)	2.17	*	1.85	2.08	1.99	2.12	2.39
Portfolio turnover rate (%)	14	**	64	28	53	37	53
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Deutsche LifeCompass Retirement Fund — Class B
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.92		$11.84	$11.58	$11.06	$10.47	$10.08
Income (loss) from investment operations: Net investment incomea	.09		.14	.16	.14	.15	.17
Net realized and unrealized gain (loss)	(.05)		1.10	.25	.52	.58	.42
Total from investment operations	.04		1.24	.41	.66	.73	.59
Less distributions from: Net investment income	(.12)		(.16)	(.15)	(.14)	(.14)	(.20)
Net asset value, end of period	$12.84		$12.92	$11.84	$11.58	$11.06	$10.47
Total Return (%)b,c,d	.36	**	10.51	3.55	5.99	7.00	5.87
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.1		.1	.2	1	1	2
Ratio of expenses before expense reductions (%)e	1.88	*	1.69	1.54	1.48	1.43	1.43
Ratio of expenses after expense reductions (%)e	1.25	*	1.21	1.23	1.37	1.37	1.36
Ratio of net investment income (%)	1.45	*	1.11	1.36	1.24	1.37	1.64
Portfolio turnover rate (%)	14	**	64	28	53	37	53
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Deutsche LifeCompass Retirement Fund — Class C
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.91		$11.83	$11.57	$11.05	$10.46	$10.07
Income (loss) from investment operations: Net investment incomea	.09		.13	.16	.14	.15	.17
Net realized and unrealized gain (loss)	(.06)		1.11	.25	.52	.58	.42
Total from investment operations	.03		1.24	.41	.66	.73	.59
Less distributions from: Net investment income	(.12)		(.16)	(.15)	(.14)	(.14)	(.20)
Net asset value, end of period	$12.82		$12.91	$11.83	$11.57	$11.05	$10.46
Total Return (%)b,c,d	.28	**	10.53	3.55	6.00	7.01	5.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		4	4	5	6	7
Ratio of expenses before expense reductions (%)e	1.51	*	1.48	1.46	1.43	1.40	1.40
Ratio of expenses after expense reductions (%)e	1.25	*	1.21	1.22	1.37	1.37	1.36
Ratio of net investment income (%)	1.40	*	1.07	1.32	1.23	1.37	1.64
Portfolio turnover rate (%)	14	**	64	28	53	37	53
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Deutsche LifeCompass Retirement Fund — Class S
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.91		$11.83	$11.57	$11.06	$10.46	$10.08
Income (loss) from investment operations: Net investment incomea	.15		.26	.28	.25	.26	.28
Net realized and unrealized gain (loss)	(.04)		1.10	.25	.51	.59	.41
Total from investment operations	.11		1.36	.53	.76	.85	.69
Less distributions from: Net investment income	(.19)		(.28)	(.27)	(.25)	(.25)	(.31)
Net asset value, end of period	$12.83		$12.91	$11.83	$11.57	$11.06	$10.46
Total Return (%)b,c	.87	**	11.65	4.59	6.97	8.18	6.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39		43	45	53	54	53
Ratio of expenses before expense reductions (%)d	.50	*	.47	.45	.45	.39	.42
Ratio of expenses after expense reductions (%)d	.25	*	.21	.22	.37	.37	.36
Ratio of net investment income (%)	2.44	*	2.08	2.34	2.20	2.37	2.64
Portfolio turnover rate (%)	14	**	64	28	53	37	53
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Deutsche LifeCompass 2015 Fund — Class A
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.85		$11.66	$11.14	$10.57	$9.70	$9.39
Income (loss) from investment operations: Net investment incomea	.13		.22	.24	.20	.20	.20
Net realized and unrealized gain (loss)	(.02)		1.24	.51	.58	.85	.33
Total from investment operations	.11		1.46	.75	.78	1.05	.53
Less distributions from: Net investment income	(.18)		(.27)	(.23)	(.21)	(.18)	(.22)
Net asset value, end of period	$12.78		$12.85	$11.66	$11.14	$10.57	$9.70
Total Return (%)b,c,d	.88	**	12.65	6.74	7.54	10.80	5.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36		40	44	58	63	70
Ratio of expenses before expense reductions (%)e	.74	*	.71	.68	.66	.65	.65
Ratio of expenses after expense reductions (%)e	.50	*	.46	.47	.58	.58	.57
Ratio of net investment income (%)	2.12	*	1.76	2.08	1.83	1.88	2.02
Portfolio turnover rate (%)	13	**	61	31	39	31	51
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Deutsche LifeCompass 2015 Fund — Class B
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.84		$11.64	$11.13	$10.55	$9.69	$9.38
Income (loss) from investment operations: Net investment incomea	.09		.13	.16	.12	.12	.13
Net realized and unrealized gain (loss)	(.03)		1.25	.49	.59	.84	.32
Total from investment operations	.06		1.38	.65	.71	.96	.45
Less distributions from: Net investment income	(.13)		(.18)	(.14)	(.13)	(.10)	(.14)
Net asset value, end of period	$12.77		$12.84	$11.64	$11.13	$10.55	$9.69
Total Return (%)b,c,d	.50	**	11.91	5.86	6.84	9.88	4.82
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2		.4	1	1	3	7
Ratio of expenses before expense reductions (%)e	1.95	*	1.70	1.56	1.54	1.45	1.37
Ratio of expenses after expense reductions (%)e	1.25	*	1.21	1.22	1.33	1.33	1.32
Ratio of net investment income (%)	1.37	*	1.08	1.39	1.13	1.13	1.27
Portfolio turnover rate (%)	13	**	61	31	39	31	51
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Deutsche LifeCompass 2015 Fund — Class C
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.83		$11.64	$11.13	$10.55	$9.69	$9.38
Income (loss) from investment operations: Net investment incomea	.09		.12	.15	.12	.12	.13
Net realized and unrealized gain (loss)	(.03)		1.25	.50	.59	.84	.32
Total from investment operations	.06		1.37	.65	.71	.96	.45
Less distributions from: Net investment income	(.13)		(.18)	(.14)	(.13)	(.10)	(.14)
Net asset value, end of period	$12.76		$12.83	$11.64	$11.13	$10.55	$9.69
Total Return (%)b,c,d	.50	**	11.82	5.86	6.84	9.89	4.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9		9	10	11	13	15
Ratio of expenses before expense reductions (%)e	1.47	*	1.43	1.40	1.38	1.36	1.34
Ratio of expenses after expense reductions (%)e	1.25	*	1.21	1.22	1.33	1.33	1.32
Ratio of net investment income (%)	1.37	*	1.01	1.30	1.10	1.13	1.28
Portfolio turnover rate (%)	13	**	61	31	39	31	51
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Deutsche LifeCompass 2015 Fund — Class S
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.83		$11.64	$11.13	$10.55	$9.69	$9.38
Income (loss) from investment operations: Net investment incomea	.15		.25	.28	.22	.23	.22
Net realized and unrealized gain (loss)	(.03)		1.24	.48	.60	.84	.33
Total from investment operations	.12		1.49	.76	.82	1.07	.55
Less distributions from: Net investment income	(.19)		(.30)	(.25)	(.24)	(.21)	(.24)
Net asset value, end of period	$12.76		$12.83	$11.64	$11.13	$10.55	$9.69
Total Return (%)b,c	1.01	**	12.95	6.92	7.92	10.98	5.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30		35	38	71	70	73
Ratio of expenses before expense reductions (%)d	.49	*	.47	.45	.44	.42	.41
Ratio of expenses after expense reductions (%)d	.25	*	.21	.22	.33	.33	.32
Ratio of net investment income (%)	2.45	*	2.03	2.41	2.07	2.13	2.27
Portfolio turnover rate (%)	13	**	61	31	39	31	51
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Deutsche LifeCompass 2020 Fund — Class A
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$16.10		$14.34	$13.50	$12.74	$11.56	$11.21
Income (loss) from investment operations: Net investment incomea	.16		.23	.27	.22	.22	.21
Net realized and unrealized gain (loss)	.03	g	1.87	.83	.78	1.18	.36
Total from investment operations	.19		2.10	1.10	1.00	1.40	.57
Less distributions from: Net investment income	(.47)		(.34)	(.26)	(.24)	(.22)	(.23)
Increase from regulatory settlements	—		—	—	—	—	.01	f
Net asset value, end of period	$15.82		$16.10	$14.34	$13.50	$12.74	$11.56
Total Return (%)b,c,d	1.31	**	14.68	8.28	8.01	12.08	5.10	f
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	63		68	72	80	79	80
Ratio of expenses before expense reductions (%)e	.66	*	.65	.67	.63	.68	.67
Ratio of expenses after expense reductions (%)e	.50	*	.46	.47	.59	.59	.58
Ratio of net investment income (%)	2.00	*	1.52	1.93	1.69	1.70	1.82
Portfolio turnover rate (%)	11	**	60	32	45	26	50
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
g The amount of net realized and unrealized gain shown for a share outstanding for the period ended February 28, 2015 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
* Annualized
** Not annualized

Deutsche LifeCompass 2020 Fund — Class B
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014		2013		2012	2011		2010
Selected Per Share Data
Net asset value, beginning of period	$15.95		$14.22		$13.39		$12.62	$11.45		$11.11
Income (loss) from investment operations: Net investment incomea	.10		.13		.18		.14	.13		.13
Net realized and unrealized gain (loss)	.04	g	1.82		.82		.77	1.16		.34
Total from investment operations	.14		1.95		1.00		.91	1.29		.47
Less distributions from: Net investment income	(.35)		(.22)		(.17)		(.14)	(.12)		(.14)
Increase from regulatory settlements	—		—		—		—	—		.01	f
Net asset value, end of period	$15.74		$15.95		$14.22		$13.39	$12.62		$11.45
Total Return (%)b,d	.90	c**	13.77	c	7.55	c	7.34	11.24	c	4.24	c,f
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.4		1		1		3	5		10
Ratio of expenses before expense reductions (%)e	1.67	*	1.54		1.44		1.23	1.54		1.39
Ratio of expenses after expense reductions (%)e	1.25	*	1.21		1.22		1.23	1.34		1.33
Ratio of net investment income (%)	1.29	*	.83		1.26		1.07	.95		1.07
Portfolio turnover rate (%)	11	**	60		32		45	26		50
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
g The amount of net realized and unrealized gain shown for a share outstanding for the period ended February 28, 2015 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
* Annualized
** Not annualized

Deutsche LifeCompass 2020 Fund — Class C
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014		2013		2012	2011		2010
Selected Per Share Data
Net asset value, beginning of period	$15.96		$14.22		$13.38		$12.63	$11.45		$11.11
Income (loss) from investment operations: Net investment incomea	.10		.12		.16		.12	.13		.13
Net realized and unrealized gain (loss)	.03	g	1.84		.84		.77	1.17		.34
Total from investment operations	.13		1.96		1.00		.89	1.30		.47
Less distributions from: Net investment income	(.35)		(.22)		(.16)		(.14)	(.12)		(.14)
Increase from regulatory settlements	—		—		—		—	—		.01	f
Net asset value, end of period	$15.74		$15.96		$14.22		$13.38	$12.63		$11.45
Total Return (%)b,d	.83	c**	13.84	c	7.52	c	7.17	11.33	c	4.24	c,f
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12		13		13		14	16		18
Ratio of expenses before expense reductions (%)e	1.38	*	1.37		1.38		1.33	1.40		1.37
Ratio of expenses after expense reductions (%)e	1.25	*	1.21		1.22		1.33	1.34		1.33
Ratio of net investment income (%)	1.24	*	.77		1.18		.95	.95		1.07
Portfolio turnover rate (%)	11	**	60		32		45	26		50
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
g The amount of net realized and unrealized gain shown for a share outstanding for the period ended February 28, 2015 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
* Annualized
** Not annualized

Deutsche LifeCompass 2020 Fund — Class S
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$16.12		$14.37	$13.52	$12.77	$11.58	$11.23
Income (loss) from investment operations: Net investment incomea	.18		.27	.31	.24	.25	.24
Net realized and unrealized gain (loss)	.03	f	1.86	.84	.78	1.19	.36
Total from investment operations	.21		2.13	1.15	1.02	1.44	.60
Less distributions from: Net investment income	(.51)		(.38)	(.30)	(.27)	(.25)	(.26)
Increase from regulatory settlements	—		—	—	—	—	.01	e
Net asset value, end of period	$15.82		$16.12	$14.37	$13.52	$12.77	$11.58
Total Return (%)b,c	1.38	**	14.95	8.62	8.19	12.43	5.36	e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	77		89	87	105	107	96
Ratio of expenses before expense reductions (%)d	.42	*	.42	.42	.42	.42	.45
Ratio of expenses after expense reductions (%)d	.25	*	.21	.22	.34	.34	.33
Ratio of net investment income (%)	2.33	*	1.77	2.20	1.87	1.95	2.07
Portfolio turnover rate (%)	11	**	60	32	45	26	50
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
e Includes a non-recurring payment from the Advisor which amounted to $.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
f The amount of net realized and unrealized gain shown for a share outstanding for the period ended February 28, 2015 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
* Annualized
** Not annualized

Deutsche LifeCompass 2030 Fund — Class A
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.04		$10.66	$9.71	$9.10	$8.04	$7.87
Income (loss) from investment operations: Net investment incomea	.10		.14	.19	.13	.12	.11
Net realized and unrealized gain (loss)	.10		1.68	.92	.61	1.04	.18
Total from investment operations	.20		1.82	1.11	.74	1.16	.29
Less distributions from: Net investment income	(.28)		(.31)	(.16)	(.13)	(.10)	(.12)
Net realized gains	(1.09)		(.13)	—	—	—	—
Total distributions	(1.37)		(.44)	(.16)	(.13)	(.10)	(.12)
Net asset value, end of period	$10.87		$12.04	$10.66	$9.71	$9.10	$8.04
Total Return (%)b,c,d	1.92	**	17.23	11.61	8.26	14.44	3.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31		32	40	41	38	40
Ratio of expenses before expense reductions (%)e	.86	*	.82	.82	.80	.80	.85
Ratio of expenses after expense reductions (%)e	.50	*	.46	.47	.58	.58	.55
Ratio of net investment income (%)	1.80	*	1.25	1.84	1.39	1.30	1.33
Portfolio turnover rate (%)	12	**	60	41	46	32	44
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Deutsche LifeCompass 2030 Fund — Class B
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$11.99		$10.63	$9.67	$9.06	$8.02	$7.84
Income (loss) from investment operations: Net investment incomea	.05		.06	.12	.06	.05	.05
Net realized and unrealized gain (loss)	.11		1.65	.93	.61	1.02	.19
Total from investment operations	.16		1.71	1.05	.67	1.07	.24
Less distributions from: Net investment income	(.19)		(.22)	(.09)	(.06)	(.03)	(.06)
Net realized gains	(1.09)		(.13)	—	—	—	—
Total distributions	(1.28)		(.35)	(.09)	(.06)	(.03)	(.06)
Net asset value, end of period	$10.87		$11.99	$10.63	$9.67	$9.06	$8.02
Total Return (%)b,c,d	1.56	**	16.18	10.90	7.48	13.36	2.98
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2		.3	1	1	1	2
Ratio of expenses before expense reductions (%)e	1.74	*	1.65	1.61	1.55	1.56	1.63
Ratio of expenses after expense reductions (%)e	1.24	*	1.21	1.22	1.33	1.33	1.30
Ratio of net investment income (%)	.96	*	.51	1.13	.63	.55	.59
Portfolio turnover rate (%)	12	**	60	41	46	32	44
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Deutsche LifeCompass 2030 Fund — Class C
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$11.99		$10.62	$9.67	$9.06	$8.01	$7.83
Income (loss) from investment operations: Net investment incomea	.06		.05	.11	.06	.05	.05
Net realized and unrealized gain (loss)	.10		1.67	.93	.61	1.03	.19
Total from investment operations	.16		1.72	1.04	.67	1.08	.24
Less distributions from: Net investment income	(.19)		(.22)	(.09)	(.06)	(.03)	(.06)
Net realized gains	(1.09)		(.13)	—	—	—	—
Total distributions	(1.28)		(.35)	(.09)	(.06)	(.03)	(.06)
Net asset value, end of period	$10.87		$11.99	$10.62	$9.67	$9.06	$8.01
Total Return (%)b,c,d	1.56	**	16.29	10.80	7.48	13.50	2.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		6	5	5	5	5
Ratio of expenses before expense reductions (%)e	1.50	*	1.48	1.52	1.48	1.50	1.54
Ratio of expenses after expense reductions (%)e	1.25	*	1.21	1.22	1.33	1.33	1.30
Ratio of net investment income (%)	1.06	*	.46	1.06	.61	.55	.59
Portfolio turnover rate (%)	12	**	60	41	46	32	44
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Deutsche LifeCompass 2030 Fund — Class S
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.05		$10.68	$9.72	$9.11	$8.05	$7.87
Income (loss) from investment operations: Net investment incomea	.14		.17	.22	.15	.15	.13
Net realized and unrealized gain (loss)	.07		1.67	.93	.61	1.04	.19
Total from investment operations	.21		1.84	1.15	.76	1.19	.32
Less distributions from: Net investment income	(.31)		(.34)	(.19)	(.15)	(.13)	(.14)
Net realized gains	(1.09)		(.13)	—	—	—	—
Total distributions	(1.40)		(.47)	(.19)	(.15)	(.13)	(.14)
Net asset value, end of period	$10.86		$12.05	$10.68	$9.72	$9.11	$8.05
Total Return (%)b,c	2.02	**	17.41	11.99	8.52	14.72	4.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9		20	18	21	18	11
Ratio of expenses before expense reductions (%)d	.63	*	.56	.57	.55	.55	.59
Ratio of expenses after expense reductions (%)d	.24	*	.21	.22	.33	.33	.30
Ratio of net investment income (%)	2.49	*	1.49	2.12	1.58	1.55	1.58
Portfolio turnover rate (%)	12	**	60	41	46	32	44
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Deutsche LifeCompass 2040 Fund — Class A
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.47		$9.20	$8.26	$7.92	$7.14	$6.97
Income (loss) from investment operations: Net investment incomea	.07		.10	.16	.10	.09	.08
Net realized and unrealized gain (loss)	.10	f	1.52	.96	.51	.94	.17
Total from investment operations	.17		1.62	1.12	.61	1.03	.25
Less distributions from: Net investment income	(.19)		(.26)	(.12)	(.10)	(.09)	(.08)
Net realized gains	(1.33)		(1.09)	(.06)	(.17)	(.16)	—
Total distributions	(1.52)		(1.35)	(.18)	(.27)	(.25)	(.08)
Net asset value, end of period	$8.12		$9.47	$9.20	$8.26	$7.92	$7.14
Total Return (%)b,c,d	2.26	**	18.54	13.84	8.04	14.34	3.58
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11		12	18	22	17	17
Ratio of expenses before expense reductions (%)e	1.19	*	1.07	.96	.93	1.02	1.22
Ratio of expenses after expense reductions (%)e	.50	*	.46	.47	.55	.55	.54
Ratio of net investment income (%)	1.72	*	1.02	1.77	1.28	1.11	1.12
Portfolio turnover rate (%)	11	**	69	45	38	33	39
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f The amount of net realized and unrealized gain shown for a share outstanding for the period ended February 28, 2015 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
* Annualized
** Not annualized

Deutsche LifeCompass 2040 Fund — Class C
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.43		$9.16	$8.23	$7.89	$7.11	$6.94
Income (loss) from investment operations: Net investment incomea	.04		.02	.09	.04	.03	.03
Net realized and unrealized gain (loss)	.10	f	1.52	.96	.52	.94	.17
Total from investment operations	.14		1.54	1.05	.56	.97	.20
Less distributions from: Net investment income	(.12)		(.18)	(.06)	(.05)	(.03)	(.03)
Net realized gains	(1.33)		(1.09)	(.06)	(.17)	(.16)	—
Total distributions	(1.45)		(1.27)	(.12)	(.22)	(.19)	(.03)
Net asset value, end of period	$8.12		$9.43	$9.16	$8.23	$7.89	$7.11
Total Return (%)b,c,d	1.91	**	17.63	12.88	7.25	13.53	2.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.4		.4	.3	.2	.2	.2
Ratio of expenses before expense reductions (%)e	1.93	*	1.83	1.72	1.75	1.84	2.20
Ratio of expenses after expense reductions (%)e	1.25	*	1.21	1.22	1.30	1.30	1.28
Ratio of net investment income (%)	.99	*	.26	.97	.51	.36	.37
Portfolio turnover rate (%)	11	**	69	45	38	33	39
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f The amount of net realized and unrealized gain shown for a share outstanding for the period ended February 28, 2015 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
* Annualized
** Not annualized

Deutsche LifeCompass 2040 Fund — Class S
			Years Ended August 31,
	Six Months Ended 2/28/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.49		$9.22	$8.29	$7.94	$7.16	$6.99
Income (loss) from investment operations: Net investment incomea	.11		.12	.19	.12	.11	.10
Net realized and unrealized gain (loss)	.07	e	1.53	.94	.52	.94	.17
Total from investment operations	.18		1.65	1.13	.64	1.05	.27
Less distributions from: Net investment income	(.21)		(.29)	(.14)	(.12)	(.11)	(.10)
Net realized gains	(1.33)		(1.09)	(.06)	(.17)	(.16)	—
Total distributions	(1.54)		(1.38)	(.20)	(.29)	(.27)	(.10)
Net asset value, end of period	$8.13		$9.49	$9.22	$8.29	$7.94	$7.16
Total Return (%)b,c	2.43	**	18.82	13.96	8.43	14.60	3.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		13	12	18	14	8
Ratio of expenses before expense reductions (%)d	.91	*	.81	.72	.68	.77	.99
Ratio of expenses after expense reductions (%)d	.24	*	.21	.22	.30	.30	.29
Ratio of net investment income (%)	2.56	*	1.27	2.15	1.45	1.36	1.37
Portfolio turnover rate (%)	11	**	69	45	38	33	39
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
e The amount of net realized and unrealized gain shown for a share outstanding for the period ended February 28, 2015 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of Deutsche Target Date Series (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds mainly invest in other affiliated Deutsche funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc. or one of its affiliates, together the "Underlying Deutsche Funds") and non-affiliated exchange-traded funds ("Non-affiliated ETFs"). Non-affiliated ETFs and Underlying Deutsche Funds are collectively referred to as "Underlying Funds." Each Underlying Deutsche Fund's accounting policies and investment holdings are outlined in the Underlying Deutsche Funds' financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are categorized as Level 1 securities.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2014, Deutsche LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $11,038,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($10,458,000) and August 31, 2019 ($580,000), the respective expiration dates, whichever occurs first.

At August 31, 2014, Deutsche LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $34,624,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($24,457,000) and August 31, 2019 ($10,167,000), the respective expiration dates, whichever occurs first.

At August 31, 2014, Deutsche LifeCompass 2020 Fund had a net tax basis capital loss carryforward of approximately $16,606,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($7,180,000) and August 31, 2019 ($9,426,000), the respective expiration dates, whichever occurs first.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2014 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of Deutsche LifeCompass Retirement Fund and Deutsche LifeCompass 2015 Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund. The Advisor has agreed not to be paid a management fee directly from the Funds for performing its services under the Investment Management Agreement. However, the Advisor, and when applicable its affiliates, will receive management fees from managing the Underlying Deutsche Funds in which each Fund invests.

The Funds do not invest in the Underlying Deutsche Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying Deutsche Fund's outstanding shares. At February 28, 2015, Deutsche LifeCompass 2015 Fund held 5% or greater of the following Underlying Deutsche Funds' outstanding shares: approximately 6% of Deutsche Global Inflation Fund. At February 28, 2015, Deutsche LifeCompass 2020 Fund held 5% or greater of the following Underlying Deutsche Funds' outstanding shares: approximately 9% of Deutsche Global Equity Fund, 8% of Deutsche Global Inflation Fund, 6% of Deutsche Small Cap Core Fund, 5% of Deutsche U.S. Bond Index Fund and 5% of Deutsche Emerging Markets Equity Fund. At February 28, 2015, Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund did not invest in more than 5% of any Underlying Deutsche Fund.

For the period from September 1, 2014 through November 30, 2014, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:
	Deutsche LifeCompass Retirement Fund	Deutsche LifeCompass 2015 Fund	Deutsche LifeCompass 2020 Fund	Deutsche LifeCompass 2030 Fund	Deutsche LifeCompass 2040 Fund
Class A	.46%	.46%	.46%	.46%	.46%
Class B	1.21%	1.21%	1.21%	1.21%	—
Class C	1.21%	1.21%	1.21%	1.21%	1.21%
Class S	.21%	.21%	.21%	.21%	.21%

Effective December 1, 2014 through November 30, 2015, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:
	Deutsche LifeCompass Retirement Fund	Deutsche LifeCompass 2015 Fund	Deutsche LifeCompass 2020 Fund	Deutsche LifeCompass 2030 Fund	Deutsche LifeCompass 2040 Fund
Class A	.54%	.54%	.54%	.54%	.54%
Class B	1.29%	1.29%	1.29%	1.29%	—
Class C	1.29%	1.29%	1.29%	1.29%	1.29%
Class S	.29%	.29%	.29%	.29%	.29%

For the six months ended February 28, 2015, fees waived and/or expenses reimbursed for each Fund were as follows:
Deutsche LifeCompass Retirement Fund Class A	$20,431
Class B	270
Class C	4,900
Class S	49,178
$74,779
Deutsche LifeCompass 2015 Fund Class A	$45,268
Class B	920
Class C	9,779
Class S	39,456
$95,423
Deutsche LifeCompass 2020 Fund Class A	$52,913
Class B	1,240
Class C	7,894
Class S	71,568
$133,615
Deutsche LifeCompass 2030 Fund Class A	$55,270
Class B	561
Class C	7,030
Class S	33,936
$96,797
Deutsche LifeCompass 2040 Fund Class A	$40,360
Class C	1,408
Class S	33,667
$75,435

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds and in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DIMA an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2015, the Administration Fee for each Fund was as follows:
Administration Fee	Total Aggregated	Unpaid at February 28, 2015
Deutsche LifeCompass Retirement Fund	$28,767	$4,324
Deutsche LifeCompass 2015 Fund	$39,085	$5,756
Deutsche LifeCompass 2020 Fund	$80,264	$11,769
Deutsche LifeCompass 2030 Fund	$27,077	$3,595
Deutsche LifeCompass 2040 Fund	$11,061	$1,254

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 28, 2015, the amounts charged to the Funds by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2015
Deutsche LifeCompass Retirement Fund Class A	$10,294	$5,178
Class B	167	91
Class C	1,377	530
Class S	21,209	10,706
	$33,047	$16,505
Deutsche LifeCompass 2015 Fund Class A	$26,153	$13,805
Class B	784	480
Class C	3,366	1,634
Class S	25,753	13,003
	$56,056	$28,922
Deutsche LifeCompass 2020 Fund Class A	$52,255	$27,420
Class B	1,208	632
Class C	4,592	2,479
Class S	72,971	36,849
	$131,026	$67,380
Deutsche LifeCompass 2030 Fund Class A	$33,918	$19,450
Class B	362	206
Class C	1,954	922
Class S	21,051	10,455
	$57,285	$31,033
Deutsche LifeCompass 2040 Fund Class A	$15,124	$8,594
Class C	432	191
Class S	11,036	3,498
	$26,592	$12,283

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2015, the Distribution Fees were as follows:
Distribution Fees	Total Aggregated	Unpaid at February 28, 2015
Deutsche LifeCompass Retirement Fund Class B	$318	$41
Class C	14,007	2,118
	$14,325	$2,159
Deutsche LifeCompass 2015 Fund Class B	$987	$124
Class C	33,258	5,101
	$34,245	$5,225
Deutsche LifeCompass 2020 Fund Class B	$2,210	$252
Class C	44,568	6,792
	$46,778	$7,044
Deutsche LifeCompass 2030 Fund Class B	$835	$90
Class C	21,247	3,316
	$22,082	$3,406
Deutsche LifeCompass 2040 Fund Class C	$1,559	$253

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2015, the Service Fees were as follows:
Service Fees	Total Aggregated	Unpaid at February 28, 2015	Annualized Rate
Deutsche LifeCompass Retirement Fund Class A	$16,420	$10,011	.24%
Class B	105	80	.25%
Class C	4,581	2,296	.25%
	$21,106	$12,387
Deutsche LifeCompass 2015 Fund Class A	$44,771	$24,250	.24%
Class B	327	191	.25%
Class C	11,073	5,536	.25%
	$56,171	$29,977
Deutsche LifeCompass 2020 Fund Class A	$79,324	$39,646	.24%
Class B	724	335	.25%
Class C	14,813	7,287	.25%
	$94,861	$47,268
Deutsche LifeCompass 2030 Fund Class A	$37,650	$19,230	.24%
Class B	277	112	.25%
Class C	7,046	3,622	.25%
	$44,973	$22,964
Deutsche LifeCompass 2040 Fund Class A	$14,042	$7,274	.24%
Class C	520	267	.25%
	$14,562	$7,541

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2015 for Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund aggregated $1,903, $335, $2,412, $1,862 and $407, respectively.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2015, the CDSC for Class B shares aggregated $80, $17 and $240, respectively, for Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund and Deutsche LifeCompass 2020 Fund, and Class C shares aggregated $11, $74, $49 and $83, respectively, for Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund and Deutsche LifeCompass 2040 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2015, the CDSC for Class A shares aggregated $105, $2 and $284, respectively, for Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended February 28, 2015, the amounts charged to the Funds by DIMA included in the Statements of Operations under "Reports to shareholders" were as follows:
Typesetting and Filing Service Fees	Total Aggregated	Unpaid at February 28, 2015
Deutsche LifeCompass Retirement Fund	$5,501	$1,803
Deutsche LifeCompass 2015 Fund	$5,407	$1,642
Deutsche LifeCompass 2020 Fund	$5,611	$2,037
Deutsche LifeCompass 2030 Fund	$5,478	$2,045
Deutsche LifeCompass 2040 Fund	$4,995	$1,135

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. Each Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. At February 28, 2015, there was one shareholder account that held approximately 14% of the outstanding shares of Deutsche LifeCompass 2040 Fund.

D. Share Transactions

Deutsche LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	100,829	$1,281,098	144,214	$1,796,271
Class B	—	—	1	34
Class C	9,098	115,727	31,864	401,521
Class S	59,663	759,880	250,109	3,102,298
		$2,156,705		$5,300,124
Shares issued to shareholders in reinvestment of distributions
Class A	14,603	$184,125	26,835	$332,734
Class B	67	851	188	2,326
Class C	2,498	31,527	3,618	44,885
Class S	43,965	553,857	74,236	920,901
		$770,360		$1,300,846
Shares redeemed
Class A	(130,168)	$(1,647,340)	(986,501)	$(12,145,543)
Class B	(2,849)	(36,213)	(12,039)	(150,021)
Class C	(30,949)	(392,986)	(110,076)	(1,352,653)
Class S	(372,951)	(4,698,588)	(804,522)	(9,958,976)
		$(6,775,127)		$(23,607,193)
Net increase (decrease)
Class A	(14,736)	$(182,117)	(815,452)	$(10,016,538)
Class B	(2,782)	(35,362)	(11,850)	(147,661)
Class C	(19,353)	(245,732)	(74,594)	(906,247)
Class S	(269,323)	(3,384,851)	(480,177)	(5,935,777)
		$(3,848,062)		$(17,006,223)

Deutsche LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	81,842	$1,035,853	319,911	$3,947,336
Class B	—	—	178	2,381
Class C	14,872	188,645	44,310	553,766
Class S	88,751	1,115,429	221,210	2,733,061
		$2,339,927		$7,236,544
Shares issued to shareholders in reinvestment of distributions
Class A	40,852	$512,377	74,196	$917,900
Class B	220	2,756	639	7,881
Class C	6,804	85,322	10,260	127,137
Class S	41,016	513,332	70,384	868,773
		$1,113,787		$1,921,691
Shares redeemed
Class A	(396,773)	$(4,992,564)	(1,131,327)	$(14,012,739)
Class B	(13,918)	(175,763)	(35,690)	(441,349)
Class C	(49,833)	(627,479)	(154,483)	(1,920,319)
Class S	(501,492)	(6,251,038)	(834,217)	(10,203,879)
		$(12,046,844)		$(26,578,286)
Net increase (decrease)
Class A	(274,079)	$(3,444,334)	(737,220)	$(9,147,503)
Class B	(13,698)	(173,007)	(34,873)	(431,087)
Class C	(28,157)	(353,512)	(99,913)	(1,239,416)
Class S	(371,725)	(4,622,277)	(542,623)	(6,602,045)
		$(8,593,130)		$(17,420,051)

Deutsche LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	182,453	$2,873,275	435,911	$6,714,593
Class B	1,286	20,303	6	462
Class C	13,064	205,354	84,960	1,286,716
Class S	144,557	2,270,066	654,530	10,101,813
		$5,368,998		$18,103,584
Shares issued to shareholders in reinvestment of distributions
Class A	122,913	$1,906,383	101,530	$1,548,325
Class B	806	12,455	1,185	18,004
Class C	15,596	241,109	11,867	180,378
Class S	176,729	2,741,081	141,410	2,156,507
		$4,901,028		$3,903,214
Shares redeemed
Class A	(530,651)	$(8,342,777)	(1,318,288)	$(20,298,625)
Class B	(26,331)	(408,347)	(54,435)	(828,092)
Class C	(68,024)	(1,056,592)	(210,298)	(3,235,167)
Class S	(1,002,991)	(15,464,991)	(1,301,456)	(19,917,751)
		$(25,272,707)		$(44,279,635)
Net increase (decrease)
Class A	(225,285)	$(3,563,119)	(780,847)	$(12,035,707)
Class B	(24,239)	(375,589)	(53,244)	(809,626)
Class C	(39,364)	(610,129)	(113,471)	(1,768,073)
Class S	(681,705)	(10,453,844)	(505,516)	(7,659,431)
		$(15,002,681)		$(22,272,837)

Deutsche LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	223,556	$2,503,344	384,587	$4,416,203
Class B	—	—	7,227	82,371
Class C	17,212	197,365	128,709	1,466,862
Class S	188,281	2,213,149	436,364	4,986,103
		$4,913,858		$10,951,539
Shares issued to shareholders in reinvestment of distributions
Class A	331,733	$3,526,322	115,396	$1,310,897
Class B	1,771	18,847	925	10,529
Class C	57,884	615,886	13,312	151,488
Class S	237,291	2,520,031	67,084	761,401
		$6,681,086		$2,234,315
Shares redeemed
Class A	(343,842)	$(3,854,664)	(1,595,034)	$(18,333,321)
Class B	(12,161)	(139,936)	(31,467)	(353,037)
Class C	(28,172)	(319,479)	(88,661)	(1,013,163)
Class S	(1,277,618)	(13,463,112)	(503,728)	(5,744,596)
		$(17,777,191)		$(25,444,117)
Net increase (decrease)
Class A	211,447	$2,175,002	(1,095,051)	$(12,606,221)
Class B	(10,390)	(121,089)	(23,315)	(260,137)
Class C	46,924	493,772	53,360	605,187
Class S	(852,046)	(8,729,932)	(280)	2,908
		$(6,182,247)		$(12,258,263)

Deutsche LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	131,241	$1,147,961	461,141	$4,407,641
Class C	10,285	92,659	10,166	97,675
Class S	115,692	1,046,488	494,633	4,620,148
		$2,287,108		$9,125,464
Shares issued to shareholders in reinvestment of distributions
Class A	243,314	$1,924,612	246,765	$2,203,612
Class C	8,438	66,742	5,178	46,290
Class S	275,181	2,176,683	190,881	1,706,477
		$4,168,037		$3,956,379
Shares redeemed
Class A	(210,343)	$(1,748,244)	(1,479,032)	$(13,866,770)
Class C	(3,868)	(33,540)	(6,795)	(61,047)
Class S	(1,317,425)	(10,386,288)	(598,629)	(5,628,774)
		$(12,168,072)		$(19,556,591)
Net increase (decrease)
Class A	164,212	$1,324,329	(771,126)	$(7,255,517)
Class C	14,855	125,861	8,549	82,918
Class S	(926,552)	(7,163,117)	86,885	697,851
		$(5,712,927)		$(6,474,748)

E. Transactions with Affiliates

The Funds mainly invest in Underlying Deutsche Funds and Non-affiliated ETFs. The Underlying Deutsche Funds in which the Funds invest are considered to be affiliated investments. A summary of each Fund's transactions with affiliated Underlying Deutsche Funds during the six months ended February 28, 2015 is as follows:

Deutsche LifeCompass Retirement Fund
Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2015
Deutsche Capital Growth Fund	641,929	49,406	316,600	97,765	1,408	47,998	360,772
Deutsche Core Equity Fund	6,177,909	444,212	738,000	45,801	23,531	346,481	5,906,324
Deutsche Core Fixed Income Fund	4,377,913	—	4,325,167	59,121	(863)	—	—
Deutsche Core Plus Income Fund	1,748,726	4,409,268	1,495,900	(15,227)	84,101	—	4,619,900
Deutsche Diversified Market Neutral Fund	740,050	100	52,000	(5,749)	—	—	682,545
Deutsche EAFE Equity Index Fund	1,941,743	43,342	495,100	39,005	43,342	—	1,382,538
Deutsche Emerging Markets Equity Fund	1,176,057	25,900	82,900	(6,427)	12,200	—	1,015,309
Deutsche Enhanced Commodity Strategy Fund	2,761,320	306,290	—	—	90,690	—	2,783,205
Deutsche Enhanced Emerging Markets Fixed Income Fund	1,955,982	39,722	173,500	(3,266)	39,722	—	1,650,307
Deutsche Enhanced Global Bond Fund	1,757,452	55,788	162,800	(12,933)	38,989	16,799	1,539,497
Deutsche Equity 500 Index Fund	6,036,150	241,340	891,400	210,049	65,507	175,833	5,458,452
Deutsche Floating Rate Fund	1,285,864	17,998	521,300	(10,739)	17,998	—	756,985
Deutsche Global Equity Fund	766,989	14,600	55,700	(2,083)	—	—	727,065
Deutsche Global Growth Fund	294,761	9,148	38,200	(213)	2,449	—	260,846
Deutsche Global Inflation Fund	6,751,774	464,333	38,800	(928)	43,833	—	7,104,305
Deutsche Global Infrastructure Fund	2,414,164	525,534	—	—	19,388	118,647	2,803,922
Deutsche Global Small Cap Fund	1,181,144	120,196	199,300	(25,129)	11,458	84,838	995,169
Deutsche High Income Fund	856,200	446,097	119,300	(5,062)	33,597	—	1,144,384
Deutsche Latin America Equity Fund	71,887	3,407	23,400	(692)	647	2,060	33,868
Deutsche Real Estate Securities Fund	2,350,462	336,610	61,700	649	28,904	161,205	2,725,664
Deutsche Real Estate Securities Income Fund	72,603	14,251	—	—	2,098	4,753	82,707
Deutsche Short Duration Fund	3,833,068	81,565	705,200	(14,079)	47,264	—	3,141,351
Deutsche Small Cap Core Fund	1,744,276	89,766	324,300	59,188	—	89,766	1,464,168
Deutsche Small Cap Growth Fund	226,041	21,253	41,900	(4,073)	—	21,253	199,047
Deutsche Small Cap Value Fund	81,191	6,454	14,900	(10,924)	—	6,454	68,713
Deutsche U.S. Bond Index Fund	4,904,031	126,724	1,536,900	(60,580)	58,401	68,455	3,439,775
Deutsche World Dividend Fund	826,111	8,812	294,400	(15,150)	8,812	—	521,794
Deutsche X-trackers MSCI Europe Hedged Equity ETF	117,305	—	12,885	(859)	3,720	11	109,478
Deutsche X-trackers MSCI Japan Hedged Equity ETF	59,040	—	10,985	(118)	5,486	—	52,572
Central Cash Management Fund	740,018	8,031,104	5,755,773	—	564	—	3,015,349
Total	57,892,160	15,933,220	18,488,310	317,347	683,246	1,144,553	54,046,011

Deutsche LifeCompass 2015 Fund
Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2015
Deutsche Capital Growth Fund	999,438	76,810	491,800	174,902	2,189	74,621	562,854
Deutsche Core Equity Fund	9,617,597	674,943	1,112,700	64,908	36,611	538,633	9,215,654
Deutsche Core Fixed Income Fund	5,068,546	—	5,007,479	93,992	(999)	—	—
Deutsche Core Plus Income Fund	2,024,513	5,104,612	1,724,600	(15,960)	97,133	—	5,357,075
Deutsche Diversified Market Neutral Fund	1,207,628	—	82,100	(9,073)	—	—	1,116,365
Deutsche EAFE Equity Index Fund	3,509,882	73,615	1,072,800	134,256	73,615	—	2,316,471
Deutsche Emerging Markets Equity Fund	1,796,514	31,914	126,900	(8,586)	18,514	—	1,543,347
Deutsche Enhanced Commodity Strategy Fund	3,661,820	427,025	—	—	120,324	—	3,711,559
Deutsche Enhanced Emerging Markets Fixed Income Fund	2,607,812	69,787	127,200	(8,067)	53,887	—	2,315,649
Deutsche Enhanced Global Bond Fund	2,057,976	65,489	177,500	(12,183)	45,779	19,710	1,815,880
Deutsche Equity 500 Index Fund	9,396,970	375,245	1,368,400	356,390	101,896	273,348	8,516,896
Deutsche Floating Rate Fund	1,755,910	24,763	695,600	(14,332)	24,763	—	1,050,127
Deutsche Global Equity Fund	1,386,466	—	166,400	2,078	—	—	1,218,226
Deutsche Global Growth Fund	532,837	4,160	90,000	1,023	4,160	—	437,157
Deutsche Global Inflation Fund	8,717,880	581,702	18,300	(1,113)	56,602	—	9,187,068
Deutsche Global Infrastructure Fund	3,303,205	712,740	—	—	26,421	161,619	3,830,603
Deutsche Global Small Cap Fund	2,135,129	163,595	443,200	(49,369)	19,466	144,129	1,667,569
Deutsche High Income Fund	1,169,134	614,978	143,700	(6,031)	46,278	—	1,587,631
Deutsche Latin America Equity Fund	109,814	5,214	36,000	(1,065)	983	3,131	51,564
Deutsche Real Estate Securities Fund	3,166,358	447,808	69,700	716	38,898	216,811	3,679,302
Deutsche Real Estate Securities Income Fund	97,835	19,318	—	—	2,824	6,393	111,568
Deutsche Short Duration Fund	4,437,547	123,500	839,900	(16,103)	54,600	—	3,642,660
Deutsche Small Cap Core Fund	2,355,683	122,471	402,000	75,466	—	122,471	2,015,307
Deutsche Small Cap Growth Fund	305,242	29,003	51,800	(5,029)	—	29,003	274,041
Deutsche Small Cap Value Fund	109,697	8,798	18,400	(13,473)	—	8,798	94,650
Deutsche U.S. Bond Index Fund	5,677,905	145,272	1,776,100	(62,111)	67,113	78,358	3,988,358
Deutsche World Dividend Fund	1,493,303	15,281	598,900	(30,309)	15,281	—	874,255
Deutsche X-trackers MSCI Europe Hedged Equity ETF	218,240	—	41,232	(2,748)	6,922	20	184,384
Deutsche X-trackers MSCI Japan Hedged Equity ETF	110,700	—	25,632	(275)	10,285	—	93,012
Central Cash Management Fund	961,188	10,466,065	10,042,509	—	507	—	1,384,744
Total	79,992,769	20,384,108	26,750,852	647,904	924,052	1,677,045	71,843,976

Deutsche LifeCompass 2020 Fund
Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2015
Deutsche Capital Growth Fund	2,660,740	206,521	1,311,000	460,545	5,886	200,635	1,497,280
Deutsche Core Equity Fund	25,605,454	1,987,102	3,166,200	167,974	97,867	1,448,235	24,514,564
Deutsche Core Fixed Income Fund	7,877,092	—	7,803,215	168,036	(1,552)	—	—
Deutsche Core Plus Income Fund	3,146,380	6,103,909	1,307,200	(17,253)	136,794	—	7,871,315
Deutsche Diversified Market Neutral Fund	2,072,008	31,800	117,800	(13,061)	—	—	1,969,805
Deutsche EAFE Equity Index Fund	8,891,373	189,294	2,676,100	230,013	189,294	—	5,907,652
Deutsche Emerging Markets Equity Fund	4,983,934	105,436	410,600	(26,005)	51,536	—	4,238,703
Deutsche Enhanced Commodity Strategy Fund	6,210,182	722,661	26,300	(8,009)	204,761	—	6,264,431
Deutsche Enhanced Emerging Markets Fixed Income Fund	5,553,522	538,335	40,100	(4,292)	120,434	—	5,517,126
Deutsche Enhanced Global Bond Fund	3,831,308	122,821	326,600	(24,027)	85,711	37,110	3,383,630
Deutsche Equity 500 Index Fund	25,018,140	1,007,798	3,671,500	817,980	272,841	734,957	22,655,817
Deutsche Floating Rate Fund	3,462,610	50,298	1,277,000	(25,786)	50,298	—	2,165,962
Deutsche Global Equity Fund	3,511,994	—	401,200	80,284	—	—	3,106,808
Deutsche Global Growth Fund	1,349,748	10,696	220,600	53,877	10,696	—	1,114,896
Deutsche Global Inflation Fund	11,702,666	921,363	139,400	(9,057)	76,363	—	12,358,845
Deutsche Global Infrastructure Fund	6,218,684	1,330,023	25,500	(989)	49,948	305,675	7,173,571
Deutsche Global Small Cap Fund	5,408,696	420,640	1,094,700	(130,041)	50,050	370,590	4,252,766
Deutsche High Income Fund	2,305,438	1,293,903	218,800	(11,386)	94,403	—	3,274,554
Deutsche Latin America Equity Fund	304,701	12,546	99,400	(2,939)	2,734	8,712	141,531
Deutsche Real Estate Securities Fund	5,960,999	891,403	202,800	2,092	73,559	411,144	6,905,476
Deutsche Real Estate Securities Income Fund	184,101	35,856	—	—	5,338	12,118	209,417
Deutsche Short Duration Fund	6,896,791	80,206	1,509,900	(19,682)	80,206	—	5,352,224
Deutsche Small Cap Core Fund	5,790,888	307,807	911,200	163,606	—	307,807	5,040,020
Deutsche Small Cap Growth Fund	750,441	72,887	117,300	(12,002)	—	72,887	685,225
Deutsche Small Cap Value Fund	269,572	22,121	41,500	(30,560)	—	22,121	236,706
Deutsche U.S. Bond Index Fund	8,823,783	213,709	3,077,100	(134,096)	98,708	115,092	5,860,236
Deutsche World Dividend Fund	3,782,703	39,095	1,502,100	(77,392)	39,095	—	2,229,491
Deutsche X-trackers MSCI Europe Hedged Equity ETF	545,599	—	95,349	(6,354)	17,303	51	469,603
Deutsche X-trackers MSCI Japan Hedged Equity ETF	269,370	—	58,587	(629)	25,028	—	230,508
Central Cash Management Fund	690,763	21,767,953	19,299,216	—	1,343	—	3,159,500
Total	164,079,680	38,486,183	51,148,267	1,590,847	1,838,644	4,047,134	147,787,662

Deutsche LifeCompass 2030 Fund
Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2015
Deutsche Capital Growth Fund	1,222,234	90,175	726,200	—	2,570	87,605	554,600
Deutsche Core Equity Fund	11,762,459	987,551	3,642,100	256,849	42,189	632,362	9,082,707
Deutsche Core Fixed Income Fund	1,741,716	—	1,721,959	40,037	—	—	—
Deutsche Core Plus Income Fund	695,752	1,631,645	707,000	(8,594)	31,687	—	1,602,611
Deutsche Diversified Market Neutral Fund	800,221	23,600	196,100	(21,815)	—	—	622,458
Deutsche EAFE Equity Index Fund	3,690,261	77,378	1,485,100	144,700	77,378	—	2,067,001
Deutsche Emerging Markets Equity Fund	2,054,626	68,433	528,500	(7,015)	20,333	—	1,423,213
Deutsche Enhanced Commodity Strategy Fund	1,778,859	232,993	388,300	(69,879)	55,193	—	1,448,752
Deutsche Enhanced Emerging Markets Fixed Income Fund	1,892,196	516,591	380,100	(26,921)	41,892	—	1,834,834
Deutsche Enhanced Global Bond Fund	918,945	35,486	244,100	(17,529)	18,619	8,467	654,866
Deutsche Equity 500 Index Fund	11,492,722	438,965	3,634,400	956,759	118,050	320,913	8,394,193
Deutsche Floating Rate Fund	1,097,967	31,734	507,400	(11,510)	15,034	—	600,153
Deutsche Global Equity Fund	1,457,423	32,800	396,600	52,506	—	—	1,087,065
Deutsche Global Growth Fund	560,109	18,772	176,600	2,921	4,372	—	390,219
Deutsche Global Inflation Fund	2,130,617	183,387	492,200	(47,091)	12,087	—	1,797,055
Deutsche Global Infrastructure Fund	2,020,456	485,446	480,400	(9,742)	15,605	95,842	1,920,142
Deutsche Global Small Cap Fund	2,244,720	226,008	777,400	(86,235)	20,455	151,453	1,488,599
Deutsche High Income Fund	731,092	436,363	225,600	(11,775)	28,264	—	907,581
Deutsche Latin America Equity Fund	125,663	5,818	54,800	(3,408)	1,079	3,439	47,201
Deutsche Real Estate Securities Fund	1,973,342	338,826	518,400	5,829	23,089	130,537	1,871,697
Deutsche Real Estate Securities Income Fund	60,935	12,227	13,100	(616)	1,679	3,848	56,726
Deutsche Short Duration Fund	1,525,037	94,582	503,500	(9,781)	17,782	—	1,089,553
Deutsche Small Cap Core Fund	2,717,232	136,667	890,100	495,221	—	136,667	1,893,513
Deutsche Small Cap Growth Fund	352,156	32,362	114,900	(9,886)	—	32,362	257,525
Deutsche Small Cap Value Fund	126,486	9,820	41,200	(28,145)	—	9,819	88,835
Deutsche U.S. Bond Index Fund	1,950,950	49,502	784,500	(58,835)	22,111	27,391	1,194,191
Deutsche World Dividend Fund	1,569,825	15,680	765,100	(38,745)	15,680	—	779,861
Deutsche X-trackers MSCI Europe Hedged Equity ETF	226,424	—	67,002	(4,465)	7,181	21	164,217
Deutsche X-trackers MSCI Japan Hedged Equity ETF	110,700	—	36,831	(179)	9,600	—	80,880
Central Cash Management Fund	551,477	20,989,798	19,626,487	—	662	—	1,914,788
Total	59,582,602	27,202,609	40,125,979	1,482,656	602,591	1,640,726	45,315,036

Deutsche LifeCompass 2040 Fund
Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2015
Deutsche Capital Growth Fund	595,237	41,590	423,100	173,981	1,186	40,404	196,303
Deutsche Core Equity Fund	5,728,066	474,031	2,942,200	474,795	19,448	291,683	3,216,033
Deutsche Core Fixed Income Fund	321,687	—	318,194	2,435	(63)	—	—
Deutsche Core Plus Income Fund	128,523	294,469	173,700	(2,079)	5,675	—	245,703
Deutsche Diversified Market Neutral Fund	375,343	12,100	172,300	(4,033)	—	—	213,170
Deutsche EAFE Equity Index Fund	1,928,637	37,635	1,080,600	167,554	37,635	—	766,586
Deutsche Emerging Markets Equity Fund	1,133,577	32,900	513,200	17,482	10,500	—	562,938
Deutsche Enhanced Commodity Strategy Fund	900,719	78,725	392,300	(71,220)	25,925	—	503,908
Deutsche Enhanced Emerging Markets Fixed Income Fund	868,041	249,050	399,700	(31,203)	18,450	—	630,742
Deutsche Enhanced Global Bond Fund	285,268	11,007	132,200	(6,258)	5,218	2,489	147,707
Deutsche Equity 500 Index Fund	5,596,674	202,455	2,853,900	1,079,293	54,430	148,025	2,971,850
Deutsche Floating Rate Fund	574,110	11,976	351,000	(8,476)	6,976	—	223,622
Deutsche Global Equity Fund	761,728	11,700	362,000	69,991	—	—	403,208
Deutsche Global Growth Fund	292,748	7,626	147,700	38,849	2,126	—	144,844
Deutsche Global Inflation Fund	453,939	49,089	207,300	(6,582)	2,289	—	290,043
Deutsche Global Infrastructure Fund	897,267	201,010	437,400	(9,340)	6,542	40,168	617,625
Deutsche Global Small Cap Fund	1,173,124	104,118	617,100	(64,465)	9,949	73,669	552,478
Deutsche High Income Fund	382,243	208,086	234,000	(11,849)	12,986	—	338,397
Deutsche Latin America Equity Fund	69,289	2,628	38,200	(3,364)	556	1,772	18,406
Deutsche Real Estate Securities Fund	860,083	138,076	434,900	7,757	9,515	53,761	593,161
Deutsche Real Estate Securities Income Fund	26,528	4,979	12,200	(625)	693	1,586	17,910
Deutsche Short Duration Fund	281,689	31,177	141,000	(2,706)	3,177	—	166,931
Deutsche Small Cap Core Fund	1,498,976	70,398	786,600	197,417	—	70,398	742,471
Deutsche Small Cap Growth Fund	194,294	16,670	102,000	(6,107)	—	16,670	100,955
Deutsche Small Cap Value Fund	69,816	5,055	36,700	(10,464)	—	5,055	34,703
Deutsche U.S. Bond Index Fund	360,419	9,215	182,300	(10,734)	3,999	5,232	183,181
Deutsche X-trackers MSCI Europe Hedged Equity ETF	120,032	—	59,568	(3,653)	3,807	11	60,501
Deutsche X-trackers MSCI Japan Hedged Equity ETF	59,040	—	24,212	156	4,800	—	38,418
Deutsche World Dividend Fund	820,465	7,670	515,100	(21,316)	7,670	—	289,050
Central Cash Management Fund	118,593	15,148,109	13,696,332	—	316	—	1,570,370
Total	26,876,155	17,461,544	27,787,006	1,955,236	253,805	750,923	15,841,214

F. LifeCompass Funds Restructurings and Mergers

As a result of a product-line review of the Deutsche LifeCompass suite of funds by DIMA, DIMA recommended and the Board of Trustees of the LifeCompass Funds approved the following proposals. Proposals that require shareholder approval will be submitted for approval at a special shareholder meeting to be held in the third quarter of 2015. Fund mergers and restructurings described below will become effective on or about August 17, 2015 provided the necessary shareholder approvals are obtained.

1. The following fund mergers will be submitted for approval by shareholders of each Acquired Fund.
Acquired Fund	Acquiring Fund
Deutsche LifeCompass Retirement Fund	Deutsche LifeCompass 2015 Fund
Deutsche LifeCompass 2040 Fund	Deutsche LifeCompass 2030 Fund

If the mergers are not approved by shareholders or do not occur, the Acquired Funds may be restructured consistent with the planned restructuring of the Acquiring Funds described below.

2. An Amended and Restated Investment Management Agreement ("New IMA") will be submitted for approval by shareholders of each of the LifeCompass Funds. The New IMA will result in a change to the way fees are charged for DIMA’s management of fund assets, including a direct management fee charged by DIMA to each Fund.

3. Subject to shareholder approval of the New IMA, each of Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund and Deutsche LifeCompass 2030 Fund will be restructured from a fund that invests primarily in other Deutsche funds (a "fund of funds") to a managed multi-asset fund that invests directly in various securities as well as in other funds. In addition, Deutsche LifeCompass 2015 Fund will be renamed Deutsche Multi-Asset Conservative Allocation Fund, Deutsche LifeCompass 2020 Fund will be renamed Deutsche Multi-Asset Global Allocation Fund and Deutsche LifeCompass 2030 Fund will be renamed Deutsche Multi-Asset Moderate Allocation Fund.

Each of the proposals discussed above will be discussed in more detail in proxy statements to be sent to shareholders prior to the special shareholder meeting.

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds' shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2014 to February 28, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche LifeCompass Retirement Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,006.60	$1,003.60	$1,002.80	$1,008.70
Expenses Paid per $1,000*	$2.49	$6.21	$6.21	$1.25
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,022.32	$1,018.60	$1,018.60	$1,023.55
Expenses Paid per $1,000*	$2.51	$6.26	$6.26	$1.25

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
Deutsche LifeCompass Retirement Fund	.50%	1.25%	1.25%	.25%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche LifeCompass 2015 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,008.80	$1,005.00	$1,005.00	$1,010.10
Expenses Paid per $1,000*	$2.49	$6.21	$6.21	$1.25
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,022.32	$1,018.60	$1,018.60	$1,023.55
Expenses Paid per $1,000*	$2.51	$6.26	$6.26	$1.25

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
Deutsche LifeCompass 2015 Fund	.50%	1.25%	1.25%	.25%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche LifeCompass 2020 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,013.10	$1,009.00	$1,008.30	$1,013.80
Expenses Paid per $1,000*	$2.50	$6.23	$6.22	$1.25
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,022.32	$1,018.60	$1,018.60	$1,023.55
Expenses Paid per $1,000*	$2.51	$6.26	$6.26	$1.25

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
Deutsche LifeCompass 2020 Fund	.50%	1.25%	1.25%	.25%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche LifeCompass 2030 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,019.20	$1,015.60	$1,015.60	$1,020.20
Expenses Paid per $1,000*	$2.50	$6.20	$6.25	$1.20
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,022.32	$1,018.65	$1,018.60	$1,023.60
Expenses Paid per $1,000*	$2.51	$6.21	$6.26	$1.20

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
Deutsche LifeCompass 2030 Fund	.50%	1.24%	1.25%	.24%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche LifeCompass 2040 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2015 (Unaudited)
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,022.60	$1,019.10	$1,024.30
Expenses Paid per $1,000*	$2.51	$6.26	$1.20
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,022.32	$1,018.60	$1,023.60
Expenses Paid per $1,000*	$2.51	$6.26	$1.20

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
Deutsche LifeCompass 2040 Fund	.50%	1.25%	.24%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of the Funds’ investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Funds’ Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Funds’ performance, fees and expenses, and profitability compiled by a fee consultant retained by the Funds’ Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Funds.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Funds’ contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Funds’ Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed each Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.

LifeCompass 2015 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the LifeCompass 2015 Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2013.

LifeCompass 2020 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the LifeCompass 2020 Fund’s performance (Class A shares) was in 1st quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2013.

LifeCompass 2030 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the LifeCompass 2030 Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2013.

LifeCompass 2040 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the LifeCompass 2040 Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2013.

LifeCompass Retirement Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the LifeCompass Retirement Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2013.

Fees and Expenses. The Board considered the Funds’ investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the Funds do not pay any Fund-level investment advisory fees, but do bear administrative fees.

LifeCompass 2015 Fund. As a result of the administrative services fee, the total management fee rates paid by the LifeCompass 2015 Fund were at the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses").

LifeCompass 2020 Fund. As a result of the administrative services fee, the total management fee rates paid by the LifeCompass 2020 Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass 2030 Fund. As a result of the administrative services fee, the total management fee rates paid by the LifeCompass 2030 Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass 2040 Fund. As a result of the administrative services fee, the total management fee rates paid by the LifeCompass 2040 Fund were at the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass Retirement Fund. As a result of the administrative services fee, the total management fee rates paid by the LifeCompass Retirement Fund were at the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

The Board also reviewed data comparing total (net) operating expenses of each share class of each Fund to the applicable Lipper Universe Expenses. The Board also considered information prepared by the Funds’ Fee Consultant regarding the competitiveness of each Fund’s total expenses relative to a more customized peer universe. The Board also considered how each Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that each Fund’s total (net) operating expenses would remain competitive. The Board considered the Funds’ total management fee rates as compared to fees charged by DIMA to comparable funds and considered differences between the Funds and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds") along with the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds (which, as noted above, do not pay any investment advisory fees), but did receive such information with respect to the funds in which the Fund invests.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board concluded that each Fund’s fee schedule represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Funds’ chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Deutsche LifeCompass Retirement Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUCAX	SUCBX	SUCCX	SCPCX
CUSIP Number	25158W 502	25158W 601	25158W 841	25158W 775
Fund Number	480	680	780	2080

Deutsche LifeCompass 2015 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SPDAX	SPDBX	SPDCX	SPBAX
CUSIP Number	25158W 106	25158W 205	25158W 304	25158W 403
Fund Number	481	681	781	2081

Deutsche LifeCompass 2020 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUPAX	SUPBX	SUPCX	SPGRX
CUSIP Number	25158W 783	25158W 791	25158W 817	25158W 825
Fund Number	482	682	782	2082

Deutsche LifeCompass 2030 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	PLUSX	PLSBX	PLSCX	PPLSX
CUSIP Number	25158W 833	25158W 858	25158W 866	25158W 874
Fund Number	1084	1284	1384	2084

Deutsche LifeCompass 2040 Fund
	Class A	Class C	Class S
Nasdaq Symbol	TGTAX	TGTCX	TGTSX
CUSIP Number	25158W 882	25158W 809	25158W 700
Fund Number	457	757	2057

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DTDS-3
(R-026694-4 4/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 29, 2015